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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:      (513) 587-3400

Date of fiscal year end:       March 31, 2011

Date of reporting period:     September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT September 30, 2010 (Unaudited)

THE DAVENPORT CORE FUND LETTER TO SHAREHOLDERS	November 2, 2010

Dear Shareholders,

The following chart represents The Davenport Core Fund’s (the “Fund”) performance and the performance of the S&P 500 Index*, the Fund’s primary benchmark, for the periods ended September 30, 2010.

	Q3 2010	YTD	1 Year	3 Years**	5 Years**	10 Years**	Since Inception** (1/15/98)	Gross Expense Ratio***:
DAVPX	10.43%	4.04%	11.27%	-6.07%	1.80%	1.39%	3.41%	0.99%
S&P 500	11.29%	3.89%	10.16%	-7.16%	0.64%	-0.43%	3.24%

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-281-3217.

*
The S&P 500 Index is comprised of 500 U.S. stocks and is an indicator of the performance of the overall U.S. stock market. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

**	Annualized.

***	For the six months ended September 30, 2010.

Market Commentary

Back and forth we go. After a nasty second quarter had many investors conjuring up memories of 2008, stocks managed to post very solid gains in the third quarter 2010. The S&P 500 Index and Russell 2000 Index both advanced 11.3% during the period. Furthermore, both indices were up on a year-to-date basis at quarter end. Throughout the quarter, we continued to witness significant volatility. Stocks had a strong July alongside encouraging corporate earnings reports; however, renewed signs of an economic slowdown pressured them in August. Then, stocks snapped back very strongly in September in tandem with a few positive data points. This month by month breakdown means little to long-term equity investors; however, it reminds us that any economic recovery will likely be very uneven and we should probably be prepared for erratic market activity.

There is still quite a bit of negativity in the equity market. This may be best evidenced by the flows into bond funds, which are setting new records and rival flows into equity funds in the late 90’s. In fact, a 10-year U.S. Treasury bond currently now yields less than 3%. After taxes and assuming a return to some normal level of inflation, this could equate to a real return of nearly zero. Unless we enter a prolonged period of deflation, which our government seems determined to prevent, this should be a red flag for bond investors. Meanwhile, earnings yields on equities look very attractive and we continue

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to see a trend toward returning cash to shareholders. The apparent “bond bubble” may continue to expand, but we think equity valuations look compelling versus bonds. We also remind investors that most companies are in much better financial condition than they were a couple years ago. According to Dow Jones, non-financial companies had $1.8 trillion of cash as of July 31st (25% more than when the recession began).

We recently stumbled upon an old Davenport research report on Coca Cola (KO). The report is dated January 29, 1999 and our analyst rated the stock “Underperform,” which to most of us means sell. At the time, KO was trading at $65.25. The company was earning $1.40, which implied a P/E multiple of 46.6 times, and paying a dividend of $0.60, which equated to a yield of 0.9%. Moreover, earnings per share were not expected to grow. Fast forward to now. Coke is currently trading for roughly $59/share. The company is expected to earn $3.75 next year, which is roughly 2.7 times what it earned back then and implies a P/E multiple of 15.7 times. The dividend has nearly tripled to $1.76 per share, implying a yield of 3.0%. Also, earnings are expected to grow 8% next year. Bottom line: despite having nearly tripled earnings, having nearly tripled the dividend and having resumed growth, KO is trading nearly 10% lower than where it was 11 years ago. This isn’t meant to be a plug for Coca Cola, rather, it is an example that epitomizes the current market environment.

We have swung from one end of the spectrum to the other, having gone from a love affair with stocks (especially large cap stocks) to widespread skepticism. This is understandable in light of the events we experienced and the headwinds we continue to face. That noted, the odds seem much more favorable for us as investors than they were back on the date of the Coke report. Still, many retail and institutional investors are clearly under-invested in stocks. Many interviews with prominent hedge fund managers include phrases such as “market neutral,” “net short,” “fully hedged” or “on the sidelines.” Being “long” is obviously not in vogue. In fact, it is downright contrarian at the moment. Doubt certainly seems warranted when considering the wounds inflicted by 2008 and 2009, prospects for very low growth, and political/regulatory uncertainty. That said, such skepticism could provide the base for solid returns if the economy doesn’t collapse, and we don’t believe it will.

Back and forth activity may persist, but we are hopeful the trend is up. As confidence re-builds, we believe retail investors, hedge funds, and “asset allocators” will likely begin to commit more capital to equities. Perhaps the next step will be to get some clarity on looming regulatory and tax changes.

The Fund

Despite significant volatility, stocks posted modest declines over the past two quarters. The S&P 500 Index declined 1.4% for the six months ended September 30, 2010; however, the Index has gained 3.9% on a year-to-date basis at quarter end. The Fund declined 0.9% and increased 4.0% for the respective periods. We are pleased to have modestly outperformed over each of these turbulent periods and remain confident in the portfolio’s positioning. While volatility is likely to persist, we hope to continue to take advantage of opportunities presented by weakness in some of the quality names we own and monitor.

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Telecommunication Services was the best performing sector over the six months ended September 30, 2010. Our holdings in Millicom International (MICC) and American Tower (AMT) each made strong advances, benefiting performance on both a relative and absolute basis. We think these companies should continue to prosper given the ongoing global wireless/mobile internet boom.

The Health Care sector was our greatest source of relative outperformance. For the most part, this is due to strong gains in Novo Nordisk (NVO), a leader in the global diabetes care industry. While we elected to chip the position after quarter end, we remain attracted to this company’s dominant positioning in what is likely to be a growing problem for the global population.

Consumer Discretionary was a top performing sector in the portfolio. While many of our stocks enjoyed a lift in September from a more constructive outlook for the consumer, CarMax (KMX) and AutoZone (AZO) were clear standouts. Additionally, the Fund’s position in McDonald’s (MCD) posted nice gains as the company reported solid results and raised its dividend.

Despite absolute weakness, our Financials stocks were a nice source of relative strength. This was due in part to our underweight position in banks, which failed as a group to keep pace with the market’s advances in September. In terms of our holdings, we enjoyed solid performance out of Brookfield Asset Management and T. Rowe Price. Both of these companies are high quality asset managers that should exhibit meaningful operating leverage as asset prices recover. On the flip side, we were a bit disappointed with bank holdings JPMorgan (JPM) and Wells Fargo (WFC). While regulatory and economic uncertainty may persist, we ultimately believe that banks will likely participate in any recovery. When this occurs, JPM and WFC appear to be two of the best positioned franchises with the ability to generate significant earnings power.

Our Information Technology holdings were a bit disappointing. Despite solid performance from holdings in QUALCOMM (QCOM) and Fiserv (FISV), the sector was weighed down by weakness in some the larger, bellwether names that we own. More specifically, Microsoft (MSFT), Intel (INTC) and Cisco (CSCO) struggled as investors seemed to call their growth prospects into question. While we acknowledge the low likelihood of these companies generating the earnings growth they were known for a decade ago, we continue to think the stocks are a pretty good deal in light of their strong balance sheets and cheap valuations.

Though we are encouraged by the Fund’s performance year-to-date, we remain as focused as ever on identifying new ideas. We continue to think that, as an asset class, quality equities offer a solid risk reward proposition at these prices. In closing, we thank you for your support and look forward to reporting back at year end.

New Positions

Anheuser-Busch InBev SA# (BUD) became the world’s largest brewer and one of the world’s leading consumer products companies as a result of the 2008 merger between Anheuser-Busch and InBev. BUD has a high quality, stable business model that should continue to throw off impressive amounts of free cash flow as the company utilizes its

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pricing power and leverages its unrivaled global scale. In the near term, value should accrue to shareholders via synergies from the Anheuser-Busch deal, an intense focus on operating costs, and aggressive deleveraging of the balance sheet. Once optimal leverage ratios are reached, the company will be in a position to use its significant cash flows to buy back stock and/or pay a much more meaningful dividend than the current $0.42 annual distribution (yields ~0.8%).

Check Point Software Technologies Ltd.# (CHKP) is an Israeli-based, leading provider of security software solutions to corporations and governments. As recent acquisitions in the space have shown, security has become and will continue to be an important component of any company’s IT strategy. Within the security world, we believe CHKP’s status as a leading network security provider positions them well to benefit from recent trends such as the increasing importance of mobile/wireless capabilities in addition to higher utilization of remote data storage or “cloud computing.”

Ford Motor Company (F) is one of the largest vehicle producers in the world. Since the company’s brush with bankruptcy during the credit crisis of 2008-2009, Ford has emerged a much stronger company with a healthy balance sheet, a focused management team, an impressive slate of high quality vehicles and significant earnings power. While the stock has made heroic advances alongside the company’s debt reduction efforts, market share gains, and new product momentum, we believe we are in the early innings of what could be a multi-year success story.

Illinois Tool Works, Inc. (ITW) is a large cap diversified industrial company whose differentiated management approach has led to impressive earnings growth, free cash flow and returns on capital over the years. While aggressive on the acquisition front, the company has been a skillful acquirer, growing the size of the company in a way that has created significant value for shareholders. ITW pays a $1.36 dividend that yields 2.9%.

Increased Positions

Lowe’s Companies, Inc. (LOW) is a leading North American home improvement retailer. While we do not expect a severe snap back in construction or home improvement spending, we believe the actions the company has taken on costs should lead to substantial operating leverage in the event of a modest recovery. Despite weak stock performance over the last several years, we believe LOW has done a commendable job of weathering a dismal environment. As a result, the company’s solid balance sheet, efficient cost structure and large runway for new store opportunities should allow for significant earnings growth as the economy recovers.

#	Foreign Holding

Sincerely,

John P. Ackerly, IV
President, The Davenport Core Fund

4

THE DAVENPORT CORE FUND PERFORMANCE INFORMATION (Unaudited)

	Average Annual Total Returns(a) (for periods ended September 30, 2010)
	1 Year	5 Years	10 Years
The Davenport Core Fund	11.27%	1.80%	1.39%
Standard & Poor’s 500 Index	10.16%	0.64%	-0.43%

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

THE DAVENPORT CORE FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Sector Allocation vs. the Standard & Poor's 500 Index

Top Ten Equity Holdings
Security Description	% of Net Assets
Albemarle Corporation	2.6%
American Tower Corporation	2.4%
QUALCOMM, Inc.	2.4%
Markel Corporation	2.3%
Millicom International Cellular S.A.	2.2%
PepsiCo, Inc.	2.2%
United Technologies Corporation	2.1%
Wal-Mart Stores, Inc.	2.1%
Chevron Corporation	2.1%
Fiserv, Inc.	2.0%

6

THE DAVENPORT CORE FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
Shares	COMMON STOCKS — 96.7%	Value
	Consumer Discretionary — 10.4%
10,977	AutoZone, Inc. (a)	$2,512,745
87,100	CarMax, Inc. (a)	2,426,606
143,900	Ford Motor Company (a)	1,761,336
118,064	Lowe’s Companies, Inc.	2,631,647
26,789	McDonald's Corporation	1,996,048
66,412	Walt Disney Company (The)	2,198,901
		13,527,283
	Consumer Staples — 11.0%
33,675	Anheuser-Busch InBev SA - ADR	1,978,406
27,722	Colgate-Palmolive Company	2,130,713
42,560	PepsiCo, Inc.	2,827,686
35,435	Procter & Gamble Company (The)	2,125,037
80,416	SABMiller plc - ADR	2,565,270
51,239	Wal-Mart Stores, Inc.	2,742,311
		14,369,423
	Energy — 9.2%
33,750	Chevron Corporation	2,735,437
16,482	EOG Resources, Inc.	1,532,332
41,308	Exxon Mobil Corporation	2,552,421
27,190	Occidental Petroleum Corporation	2,128,977
31,043	Schlumberger Ltd.	1,912,559
18,463	Transocean Ltd. (a)	1,186,986
		12,048,712
	Financials — 11.5%
30,470	Berkshire Hathaway, Inc. - Class B (a)	2,519,260
86,273	Brookfield Asset Management, Inc. - Class A	2,447,565
4,499	CME Group, Inc.	1,171,764
50,372	JPMorgan Chase & Company	1,917,662
8,793	Markel Corporation (a)	3,029,980
41,979	T. Rowe Price Group, Inc.	2,101,679
71,983	Wells Fargo & Company	1,808,933
		14,996,843
	Health Care — 11.8%
32,466	Abbott Laboratories	1,696,024
31,083	Becton, Dickinson and Company	2,303,250
40,932	Johnson & Johnson	2,536,147
28,360	Laboratory Corporation of America Holdings (a)	2,224,275
61,144	Merck & Company, Inc.	2,250,711
26,994	Novo Nordisk A/S - ADR	2,657,289
32,924	Teva Pharmaceutical Industries Ltd.	1,736,741
		15,404,437
	Industrials — 8.5%
26,879	Caterpillar, Inc.	2,114,840
65,346	Danaher Corporation	2,653,701
25,153	General Dynamics Corporation	1,579,860
41,950	Illinois Tool Works, Inc.	1,972,489
39,059	United Technologies Corporation	2,782,173
		11,103,063

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THE DAVENPORT CORE FUND SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 96.7% (Continued)	Value
	Information Technology — 20.9%
51,108	Accenture plc - Class A	$2,171,579
9,292	Apple, Inc. (a)	2,636,605
45,529	Automatic Data Processing, Inc.	1,913,584
50,575	Check Point Software Technologies Ltd. (a)	1,867,735
98,657	Cisco Systems, Inc. (a)	2,160,588
49,611	Fiserv, Inc. (a)	2,670,064
3,839	Google, Inc. - Class A (a)	2,018,508
101,643	Intel Corporation	1,954,595
19,713	International Business Machines Corporation	2,644,302
95,974	Microsoft Corporation	2,350,403
68,097	QUALCOMM, Inc.	3,072,537
24,600	Visa, Inc. - Class A	1,826,796
		27,287,296
	Materials — 7.1%
73,054	Albemarle Corporation	3,419,658
38,875	Barrick Gold Corporation	1,799,524
38,650	International Flavors & Fragrances, Inc.	1,875,298
24,098	Praxair, Inc.	2,175,085
		9,269,565
	Telecommunication Services — 4.6%
61,100	American Tower Corporation (a)	3,131,986
29,636	Millicom International Cellular S.A.	2,843,574
		5,975,560
	Utilities — 1.7%
40,883	NextEra Energy, Inc.	2,223,626

	Total Common Stocks (Cost $108,898,840)	$126,205,808

Shares	EXCHANGE-TRADED FUNDS — 1.4%	Value
31,353	SPDR® S&P® Biotech ETF (Cost $2,068,232)	$1,861,428

Shares	MONEY MARKET FUNDS — 1.9%	Value
2,452,146	First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $2,452,146)	$2,452,146

	Total Investments at Value — 100.0% (Cost $113,419,218)	$130,519,382

	Other Assets in Excess of Liabilities — 0.0%	31,503

	Net Assets — 100.0%	$130,550,885

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

8

THE DAVENPORT CORE FUND STATEMENT OF ASSETS AND LIABILITIES September 30, 2010 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$113,419,218
At market value (Note 1)	$130,519,382
Dividends receivable	91,799
Receivable for capital shares sold	56,217
Other assets	20,717
TOTAL ASSETS	130,688,115

LIABILITIES
Payable for capital shares redeemed	31,197
Accrued investment advisory fees (Note 3)	89,683
Accrued administration fees (Note 3)	14,900
Accrued compliance fees (Note 3)	1,450
TOTAL LIABILITIES	137,230

NET ASSETS	$130,550,885

Net assets consist of:
Paid-in capital	$126,513,772
Accumulated undistributed net investment income	21,767
Accumulated net realized losses from security transactions	(13,084,818)
Net unrealized appreciation on investments	17,100,164
Net assets	$130,550,885

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,974,315

Net asset value, offering price and redemption price per share (Note 1)	$11.90

See accompanying notes to financial statements.

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THE DAVENPORT CORE FUND STATEMENT OF OPERATIONS Six Months Ended September 30, 2010 (Unaudited)
INVESTMENT INCOME
Dividends (Net of foreign tax of $34,092)	$1,123,749
Interest	29
TOTAL INVESTMENT INCOME	1,123,778

EXPENSES
Investment advisory fees (Note 3)	477,316
Administration fees (Note 3)	91,074
Custodian and bank service fees	10,008
Professional fees	9,359
Compliance service fees (Note 3)	8,887
Registration fees	7,924
Printing of shareholder reports	7,594
Trustees’ fees and expenses	6,842
Insurance expense	6,340
Postage and supplies	3,871
Other expenses	988
TOTAL EXPENSES	630,203

NET INVESTMENT INCOME	493,575

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	424,482
Net change in unrealized appreciation/depreciation on investments	(2,194,038)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,769,556)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,275,981)

See accompanying notes to financial statements.

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THE DAVENPORT CORE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment income	$493,575	$872,940
Net realized gains (losses) from security transactions	424,482	(1,188,524)
Net change in unrealized appreciation/ depreciation on investments	(2,194,038)	42,183,572
Net increase (decrease) in net assets from operations	(1,275,981)	41,867,988

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(492,718)	(865,302)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,838,014	11,590,012
Net asset value of shares issued in reinvestment of distributions to shareholders	468,541	821,362
Payments for shares redeemed	(8,648,558)	(13,110,640)
Net decrease in net assets from capital share transactions	(342,003)	(699,266)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,110,702)	40,303,420

NET ASSETS
Beginning of period	132,661,587	92,358,167
End of period	$130,550,885	$132,661,587

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$21,767	$20,910

CAPITAL SHARE ACTIVITY
Shares sold	679,594	1,095,709
Shares reinvested	40,497	76,595
Shares redeemed	(751,588)	(1,220,427)
Net decrease in shares outstanding	(31,497)	(48,123)
Shares outstanding at beginning of period	11,005,812	11,053,935
Shares outstanding at end of period	10,974,315	11,005,812

See accompanying notes to financial statements.

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THE DAVENPORT CORE FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$12.05		$8.36	$13.82	$14.75	$13.99	$13.08

Income (loss) from investment operations:
Net investment income	0.05		0.08	0.11	0.10	0.10	0.07
Net realized and unrealized gains (losses) on investments	(0.15)		3.69	(5.17)	0.53	1.28	1.17
Total from investment operations	(0.10)		3.77	(5.06)	0.63	1.38	1.24

Less distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.11)	(0.10)	(0.10)	(0.07)
Distributions from net realized gains	—		—	(0.29)	(1.46)	(0.52)	(0.26)
Total distributions	(0.05)		(0.08)	(0.40)	(1.56)	(0.62)	(0.33)

Net asset value at end of period	$11.90		$12.05	$8.36	$13.82	$14.75	$13.99

Total return (a)	(0.86)%	(b)	45.20%	(36.85)%	3.44%	10.02%	9.48%

Net assets at end of period (000’s)	$130,551		$132,662	$92,358	$155,799	$151,655	$148,923

Ratio of expenses to average net assets	0.99%	(c)	1.00%	1.00%	0.96%	0.98%	0.98%

Ratio of net investment income to average net assets	0.78%	(c)	0.75%	0.98%	0.60%	0.67%	0.50%

Portfolio turnover rate	17%	(b)	25%	39%	37%	26%	39%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

12

THE DAVENPORT CORE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

The Davenport Core Fund (the “Fund”) is a no-load, diversified series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not incorporated in this report. The Fund began operations on January 15, 1998.

The Fund’s investment objective is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund’s significant accounting policies:

Securities valuation — The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities
•     Level 2 – other significant observable inputs
•     Level 3 – significant unobservable inputs

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THE DAVENPORT CORE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,205,808	$—	$—	$126,205,808
Exchange-Traded Funds	1,861,428	—	—	1,861,428
Money Market Funds	2,452,146	—	—	2,452,146
Total	$130,519,382	$—	$—	$130,519,382

Refer to the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type. During the six months ended September 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held by the Fund during the six months ended or as of September 30, 2010.

Repurchase agreements — The Fund may enter into repurchase agreements. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed. If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Fund may be delayed or limited.

Share valuation — The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

Security transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.

14

THE DAVENPORT CORE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended September 30, 2010 and March 31, 2010 was ordinary income.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2010:

Cost of portfolio investments	$113,723,538
Gross unrealized appreciation	$21,750,231
Gross unrealized depreciation	(4,954,387)
Net unrealized appreciation	16,795,844
Undistributed ordinary income	21,767
Capital loss carryforwards	(13,204,982)
Other gains	424,484
Accumulated earnings	$4,037,113

The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of March 31, 2010, the Fund had capital loss carryforwards of $13,204,982, of which $2,581,964 expires March 31, 2017 and $10,623,018 expires March 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

15

THE DAVENPORT CORE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2007 through March 31, 2010) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2. Investment Transactions

During the six months ended September 30, 2010, the cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $21,245,917 and $22,811,390, respectively.

3. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Davenport & Company LLC (the “Adviser”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% on its average daily net assets. Certain officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $25 million, .125% on the next $25 million of such assets and .10% on such assets in excess of $50 million, subject to a minimum monthly fee of $4,000, plus a shareholder recordkeeping fee at the annual rate of $10 per shareholder account in excess of 1,000 accounts. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares and an affiliate of Ultimus. The Distributor receives no compensation from the Fund for acting as principal underwriter.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures. For these services, the Fund pays Ultimus an annual base fee of $15,000 plus an asset-based fee equal to 0.01% per annum on average net assets in excess of $100 million. In addition, the Fund reimburses Ultimus for any out-of-pocket expenses incurred for providing these services.

16

THE DAVENPORT CORE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

6. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

17

THE DAVENPORT CORE FUND YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2010 through September 30, 2010).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 991.40	$4.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

18

THE DAVENPORT CORE FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-281-3217. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A complete listing of portfolio holdings for the Fund is updated daily and can be reviewed at the Fund’s website at http://www.investdavenport.com.

19

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THE DAVENPORT CORE FUND

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
US Bank NA
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Board of Trustees
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt III

Officers
John P. Ackerly IV, President
I. Lee Chapman IV, Vice President

Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, VA 23219

Member: NYSE • SIPC

Toll Free: (800) 846-6666
www.investdavenport.com

FBP Value Fund FBP Balanced Fund Semi-Annual Report September 30, 2010 (Unaudited) No-Load Funds

Letter to Shareholders	November 11, 2010

We are pleased to report on your Funds and their investments for the semi-annual period ended September 30, 2010.

After peaking in late April, broad stock market indexes corrected some of last year’s strong gains by falling more than 15% through June 30, 2010. The market weakness was not confined to the U.S., as markets in Europe and Asia declined as well. In fact, the pain was even more pronounced in some overseas markets; the China Shanghai Index dropped about 25% the last two months of the June quarter. With wounds from the 2008 market collapse still fresh in the minds of investors, that drop raised new fears among many that the next bear market was just over the horizon. The explosion of the Deepwater Horizon oil rig in the Gulf of Mexico in April certainly impacted investor sentiment beyond the direct stock market declines of the companies involved in the disaster.

Also troubling to the market was the fact that the strength and sustainability of the economic recovery remained uncertain. First quarter GDP in the U.S. was revised down to 2.7%, a relatively low level considering we were still in the early stages of an economic expansion. At best, it appeared that economic activity had hit a soft spot, with the momentum of growth slowing worldwide, even in emerging markets where the absolute level of growth remained high. The debt crisis in Europe brought to the forefront the challenges faced by governments as they seek to balance stimulative spending and skyrocketing budget deficits. Greece was the first to make headlines with this dilemma, but other countries, including the U.S., will deal with similar issues over the coming months and years if corrective actions are not taken.

Fears of a double dip in the economy subsided during the most recent quarter, providing a sharp lift to the stock market in September. Generally improving sales and earnings from corporations gave investors added comfort that the economy was just experiencing a soft patch and not rolling over into another recession. An August 27th speech by Fed Chairman Ben Bernanke, in which he outlined additional measures that the Fed may undertake to stimulate the economy if conditions worsen, also helped investor confidence. Equity markets benefited as well from the anticipation of Congressional changes expected from the midterm elections.

After ending the March 2010 fiscal year of the Funds with relatively strong performance, our Funds trailed the S&P 500 Index for the semi-annual period ended September 30, 2010. The bulk of the underperformance was from stocks in the Consumer Staples, Consumer Discretionary and Information Technology sectors. A lack of exposure to defensive sectors such as Telecommunication and Utilities also held back returns. SUPERVALU, Hewlett Packard and JPMorganChase were the weakest performers, while Pioneer Natural Resources and Sealed Air provided nice gains. Weakness during this period allowed us to add to existing positions and to also add some new investments to the Funds. Stocks added included Northrup Grumman in the Industrials sector and Bank of New York Mellon, Bank of America and MetLife in the Financials sector. Northrup Grumman’s leading positions in information and electronics systems should enable it to grow despite cutbacks in defense outlays. The stock trades at 10 times expected earnings and yields more than 3%. Bank of New York Mellon is a leading custody and asset management company trading at 9 times earnings. We like the fact that it has limited exposure to the risks associated with credit cycles that traditional banks face. Bank of America, the largest retail bank in the country, should benefit from its stable and relatively inexpensive deposit base. Having raised capital and repaid TARP, they are using strong operating earnings to work through problem loans and mortgage issues. Its Merrill Lynch acquisition proved more costly than projected, but should contribute nicely to earnings growth longer term. With the stock currently trading near tangible book value, we believe the downside is limited and its upside potential to full value is substantial. MetLife is the largest life insurer in the country, and one of the most well capitalized as well. We believe it offers size and quality benefits compared to its competitors, yet it trades at only a modest premium to the group. The company was in the process of purchasing ALICO, an international subsidiary of AIG, which will give MetLife increased global diversification and growth prospects. Each of these stocks offers very strong return potential as they trade at significant discounts to our full value target prices. We eliminated Sysco and Corelogic from the portfolio as they were trading close to our target values and CVS Caremark due to concerns with their pharmacy benefit management strategy.

As we look forward, the economy is expanding, but at a rate much lower than prior recoveries. We believe recent economic reports showing relatively stable consumer confidence, gradually rising personal incomes and a slight upward adjustment in reported GDP help to confirm our belief that the economy is expanding slowly. This sluggish growth could be expected given the over- leveraged state of the U.S. consumer and the uncertain political and regulatory environment facing taxpayers and businesses. These headwinds are real; yet solid corporate profit reports, high levels of cash on corporate balance sheets and the promise by the Federal Reserve to keep interest rates exceptionally low for some time underpin our belief in a continued gradually improving economy.

As we outlined in our last letter, with interest rates at historically low levels, equity valuation levels reasonable, skepticism still abundant and a decade of very low returns behind us, we are quite optimistic about the potential for stocks to perform well over the long term. Our focus is to build the Funds’ portfolios with companies trading at substantial discounts to our estimated values. We want to understand the businesses we invest in and to understand the drivers of future value. Strong financial flexibility, excess cash flow generation, revenue and margin potential and competitive position are some of the key factors we consider. Once economic activity sufficiently improves, the Federal Reserve current policy of keeping interest rates depressed will reverse, allowing interest rates to rise to market based levels. We therefore will continue to maintain short duration maturities in the Balanced Fund to protect the principal value of the bonds.

2

Please visit our website at www.fbpfunds.com for information on your Funds and the investment philosophy and process we utilize to achieve their investment objectives.

John T. Bruce, CFA
President - Portfolio Manager
November 11, 2010

Data presented reflects past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Updated performance information, current through the most recent month-end, is available by contacting the Funds at 1-866-738-1127.

This report is submitted for the general information of the shareholders of the Funds. It reflects our views, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. These views are subject to change at any time based upon market or other conditions. For more current information throughout the year please visit www.fbpfunds.com or call the Funds at 1-866-738-1127. This report is not authorized for distribution to prospective investors in the Funds unless accompanied by a current prospectus. Distributed by Ultimus Fund Distributors, LLC

3

THE FLIPPIN, BRUCE & PORTER FUNDS COMPARATIVE PERFORMANCE CHARTS (Unaudited)

Performance for each Fund is compared to the most appropriate broad-based index, the S&P 500 Index, an unmanaged index of 500 large common stocks. Over time, this index has the potential to outpace FBP Balanced Fund, which normally maintains at least 25% of its net assets in fixed income securities. Balanced funds have the growth potential to outpace inflation, but they will typically lag a 100% stock index over the long term because of the fixed income portion of their portfolios. However, the advantage of the fixed income portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

FBP Value Fund

Comparison of the Change in Value of a $10,000 Investment in the FBP Value
Fund, the Standard & Poor's 500 Index and the Consumer Price Index

4

THE FLIPPIN, BRUCE & PORTER FUNDS COMPARATIVE PERFORMANCE CHARTS (Unaudited) (Continued)

FBP Balanced Fund

Comparison of the Change in Value of a $10,000 Investment in the FBP Balanced
Fund, the Standard & Poor's 500 Index and the Consumer Price Index

Average Annual Total Returns(a) (for periods ended September 30, 2010)
	1 Year	5 Years	10 Years
FBP Value Fund	5.98%	-2.17%	2.05%
FBP Balanced Fund	6.65%	0.82%	3.54%
Standard & Poor’s 500 Index	10.16%	0.64%	-0.43%
Consumer Price Index	1.14%	2.13%	2.44%

(a)
Total returns are a measure of the change in value of an investment in the Funds over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Funds. Returns do not reflect the deduction of taxes a shareholder would pay on the Funds’ distributions or the redemption of Fund shares.

5

FBP VALUE FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

General Information			Asset Allocation
Net Asset Value Per Share	$ 18.19
Total Net Assets (Millions)	$ 26.3
Current Expense Ratio	1.07%
Portfolio Turnover	16%
Fund Inception Date	7/30/1993

Stock Characteristics	FBP Value Fund	S&P 500 Index
Number of Stocks	45	500
Weighted Avg Market Capitalization (Billions)	$ 56.1	$ 78.3
Price-to-Earnings Ratio (IBES 1 Yr. Forecast EPS)	10.5	12.4
Price-to-Book Value	1.7	2.1

Sector Diversification vs. the S&P 500 Index

Ten Largest Equity Holdings	% of Net Assets
JPMorgan Chase & Company	4.3%
Walgreen Company	3.8%
Devon Energy Corporation	3.7%
Sealed Air Corporation	3.5%
Computer Sciences Corporation	3.5%
McGraw-Hill Companies, Inc. (The)	3.1%
Avon Products, Inc.	3.1%
Johnson & Johnson	2.9%
Hewlett-Packard Company	2.9%
Kimberly-Clark Corporation	2.8%

6

FBP BALANCED FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

General Information		Asset Allocation
Net Asset Value Per Share	$ 14.89
Total Net Assets (Millions)	$ 43.6
Current Expense Ratio	1.00%
Portfolio Turnover	13%
Fund Inception Date	7/3/1989

Common Stock Portfolio (71.8% of Fund)
Number of Stocks	51	Ten Largest Equity Holdings	% of Net Assets
Weighted Avg Market Capitalization (Billions)	$54.9	JPMorgan Chase & Company	2.7%
Price-to-Earnings Ratio (IBES 1 Yr. Forecast EPS)	10.7	Devon Energy Corporation	2.5%
Price-to-Book Value	1.7	Walgreen Company	2.5%
		Computer Sciences Corporation	2.4%
Five Largest Sectors	% of Net Assets	International Business Machines Corporation	2.3%
Information Technology	13.1%	Sealed Air Corporation	2.2%
Financials	12.6%	Johnson & Johnson	2.0%
Consumer Staples	9.2%	Avon Products, Inc.	2.0%
Industrials	8.8%	McGraw-Hill Companies, Inc. (The)	2.0%
Energy	7.8%	Ingersoll-Rand plc	2.0%

Fixed-Income Portfolio (23.4% of Fund)
Number of Fixed-Income Securities	13	Sector Breakdown	% of Net Assets
Average Quality	A	U.S. Treasury	1.7%
Average Weighted Maturity	1.8 yrs.	U.S. Government Agency	1.7%
Average Effective Duration	1.6 yrs.	Corporate	20.0%

7

FBP VALUE FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS — 96.4%	Shares	Value
Consumer Discretionary — 11.0%
H&R Block, Inc.	32,000	$414,400
Home Depot, Inc. (The)	11,000	348,480
KB Home	23,000	260,590
Kohl's Corporation (a)	8,000	421,440
Macy's, Inc.	26,500	611,885
McGraw-Hill Companies, Inc. (The)	25,000	826,500
		2,883,295
Consumer Staples — 13.0%
Avon Products, Inc.	25,300	812,383
Kimberly-Clark Corporation	11,500	748,075
SUPERVALU, Inc.	52,000	599,560
Walgreen Company	30,000	1,005,000
Wal-Mart Stores, Inc.	4,900	262,248
		3,427,266
Energy — 8.7%
Chevron Corporation	6,000	486,300
Devon Energy Corporation	15,000	971,100
Pioneer Natural Resources Company	3,300	214,599
Royal Dutch Shell plc - Class A - ADR	10,000	603,000
		2,274,999
Financials — 18.4%
Bank of America Corporation	36,000	471,960
Bank of New York Mellon Corporation (The)	18,000	470,340
Comerica, Inc. (b).	10,500	390,075
First American Financial Corporation	4,000	59,760
JPMorgan Chase & Company	30,000	1,142,100
Lincoln National Corporation	23,000	550,160
MetLife, Inc.	9,900	380,655
Travelers Companies, Inc. (The)	14,001	729,453
Willis Group Holdings plc	21,000	647,220
		4,841,723
Health Care — 10.1%
Amgen, Inc. (a)	8,400	462,924
Johnson & Johnson	12,500	774,500
Merck & Company, Inc.	15,000	552,150
Pfizer, Inc.	30,000	515,100
WellPoint, Inc. (a)	6,300	356,832
		2,661,506
Industrials — 12.2%
Avery Dennison Corporation	17,900	664,448
FedEx Corporation	4,600	393,300
General Electric Company	26,500	430,625
Ingersoll-Rand plc	18,300	653,493
Lockheed Martin Corporation	7,900	563,112
Masco Corporation	24,400	268,644
Northrop Grumman Corporation	4,000	242,520
		3,216,142

8

FBP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Information Technology — 19.5%
Cisco Systems, Inc. (a)	22,000	$481,800
Computer Sciences Corporation	20,000	920,000
Dell, Inc. (a)	45,000	583,200
Flextronics International Ltd. (a)	84,000	507,360
Hewlett-Packard Company	18,000	757,260
International Business Machines Corporation	5,200	697,528
Microsoft Corporation	20,000	489,800
Western Union Company (The)	39,000	689,130
		5,126,078
Materials — 3.5%
Sealed Air Corporation	41,100	923,927

Total Common Stocks (Cost $22,743,604)		$25,354,936

MONEY MARKET FUNDS — 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (c) (Cost $927,691)	927,691	$927,691

Total Investments at Value — 99.9% (Cost $23,671,295)		$26,282,627

Other Assets in Excess of Liabilities — 0.1%		22,565

Net Assets — 100.0%		$26,305,192

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

FBP VALUE FUND SCHEDULE OF OPEN OPTION CONTRACTS September 30, 2010 (Unaudited)
COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Comerica, Inc.,
10/16/2010 at $45	70	$210	$16,589

See accompanying notes to financial statements.

9

FBP BALANCED FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS — 71.8%	Shares	Value
Consumer Discretionary — 7.1%
H&R Block, Inc.	38,000	$492,100
Home Depot, Inc. (The)	11,800	373,824
KB Home	26,000	294,580
Kohl's Corporation (a)	7,500	395,100
Macy's, Inc.	30,000	692,700
McGraw-Hill Companies, Inc. (The)	26,000	859,560
		3,107,864
Consumer Staples — 9.2%
Avon Products, Inc.	27,000	866,970
Kimberly-Clark Corporation	12,300	800,115
Philip Morris International, Inc.	6,500	364,130
SUPERVALU, Inc.	54,000	622,620
Walgreen Company	32,000	1,072,000
Wal-Mart Stores, Inc.	5,500	294,360
		4,020,195
Energy — 7.8%
Chevron Corporation	7,000	567,350
ConocoPhillips	12,500	717,875
Devon Energy Corporation	17,000	1,100,580
Pioneer Natural Resources Company	6,000	390,180
Royal Dutch Shell plc - Class A - ADR	10,000	603,000
		3,378,985
Financials — 12.6%
Bank of America Corporation	42,000	550,620
Bank of New York Mellon Corporation (The)	21,000	548,730
Comerica, Inc. (b)	15,000	557,250
First American Financial Corporation	9,000	134,460
JPMorgan Chase & Company	31,000	1,180,170
Lincoln National Corporation	25,000	598,000
MetLife, Inc.	11,000	422,950
Travelers Companies, Inc. (The)	16,000	833,600
Willis Group Holdings plc	22,000	678,040
		5,503,820
Health Care — 6.5%
Amgen, Inc. (a)	8,850	487,724
Johnson & Johnson	14,000	867,440
Merck & Company, Inc.	15,600	574,236
Pfizer, Inc.	31,000	532,270
WellPoint, Inc. (a)	6,500	368,160
		2,829,830
Industrials — 8.8%
Avery Dennison Corporation	19,000	705,280
FedEx Corporation	6,400	547,200
General Electric Company	35,000	568,750
Ingersoll-Rand plc	24,000	857,040
Lockheed Martin Corporation	8,400	598,752

10

FBP BALANCED FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 71.8% (Continued)	Shares	Value
Industrials — 8.8%(Continued)
Masco Corporation	25,000	$275,250
Northrop Grumman Corporation	5,000	303,150
		3,855,422
Information Technology — 13.1%
Cisco Systems, Inc. (a)	24,000	525,600
Computer Sciences Corporation	23,000	1,058,000
Dell, Inc. (a)	35,000	453,600
Flextronics International Ltd. (a)	85,000	513,400
Hewlett-Packard Company	20,000	841,400
International Business Machines Corporation	7,500	1,006,050
Microsoft Corporation	21,000	514,290
Western Union Company (The)	45,000	795,150
		5,707,490
Materials — 4.5%
E.I. du Pont de Nemours and Company	18,000	803,160
RPM International, Inc.	10,000	199,200
Sealed Air Corporation	42,000	944,160
		1,946,520
Utilities — 2.2%
American Electric Power Company, Inc.	14,000	507,220
Duke Energy Corporation	26,000	460,460
		967,680

Total Common Stocks (Cost $26,139,270)		$31,317,806

PREFERRED STOCKS — 1.4%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$608,740

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.4%	Par Value	Value
U.S. Treasury Notes — 1.7%
4.50%, due 11/15/2010	$750,000	$753,954

Federal Home Loan Bank — 1.7%
4.375%, due 10/22/2010	750,000	751,780

Total U.S. Government & Agency Obligations (Cost $1,500,569)		$1,505,734

11

FBP BALANCED FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 20.0%	Par Value	Value
Consumer Discretionary — 1.8%
Anheuser-Busch InBev SA/NV, 3.00%, due 10/15/2012	$750,000	$778,713

Consumer Staples — 1.8%
Kraft Foods, Inc., 5.625%, due 11/01/2011	750,000	787,695

Financials — 3.7%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	806,639
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	802,016
		1,608,655
Health Care — 1.7%
UnitedHealth Group, Inc., 5.25%, due 03/15/2011	750,000	764,254

Industrials — 5.5%
Donnelly (R.R.) & Sons Company, 4.95%, due 04/01/2014	750,000	778,139
Eaton Corporation, 5.95%, due 03/20/2014	750,000	860,764
Ryder System, Inc., 5.00%, due 04/01/2011	750,000	762,995
		2,401,898
Information Technology — 1.9%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	824,223

Utilities — 3.6%
Ohio Power Company, 5.30%, due 11/01/2010	750,000	752,369
SBC Communications, Inc., 5.875%, due 02/01/2012	750,000	798,779
		1,551,148

Total Corporate Bonds (Cost $8,295,759)		$8,716,586

MONEY MARKET FUNDS — 2.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (c) (Cost $1,028,306)	1,028,306	$1,028,306

Total Investments at Value — 99.0% (Cost $37,513,904)		$43,177,172

Other Assets in Excess of Liabilities — 1.0%		421,575

Net Assets — 100.0%		$43,598,747

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

12

FBP BALANCED FUND SCHEDULE OF OPEN OPTION CONTRACTS September 30, 2010 (Unaudited)
COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Comerica, Inc.,
10/16/2010 at $45	70	$210	$16,589

See accompanying notes to financial statements.

13

THE FLIPPIN, BRUCE & PORTER FUNDS STATEMENTS OF ASSETS AND LIABILITIES September 30, 2010 (Unaudited)
	FBP Value Fund	FBP Balanced Fund
ASSETS
Investments in securities:
At acquisition cost	$23,671,295	$37,513,904
At value (Note 1)	$26,282,627	$43,177,172
Dividends and interest receivable	37,595	204,697
Receivable for capital shares sold	5,169	277,402
Other assets	8,464	6,245
TOTAL ASSETS	26,333,855	43,665,516

LIABILITIES
Covered call options, at value (Notes 1 and 4) (premiums received $16,589 and $16,589, respectively)	210	210
Distributions payable	1,322	19,856
Payable for capital shares redeemed	2,414	7,630
Accrued investment advisory fees (Note 3)	11,427	23,673
Payable to administrator (Note 3)	4,700	5,600
Other accrued expenses	8,590	9,800
TOTAL LIABILITIES	28,663	66,769

NET ASSETS	$26,305,192	$43,598,747

Net assets consist of:
Paid-in capital	$26,917,681	$39,340,463
Accumulated undistributed (distributions in excess of) net investment income	648	(6,317)
Accumulated net realized losses from security transactions	(3,240,848)	(1,415,046)
Net unrealized appreciation on investments	2,627,711	5,679,647
Net assets	$26,305,192	$43,598,747

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,445,910	2,928,491

Net asset value, offering price and redemption price per share (Note 1)	$18.19	$14.89

See accompanying notes to financial statements.

14

THE FLIPPIN, BRUCE & PORTER FUNDS STATEMENTS OF OPERATIONS Six Months Ended September 30, 2010 (Unaudited)
	FBP Value Fund	FBP Balanced Fund
INVESTMENT INCOME
Interest	$—	$225,697
Dividends	237,932	354,486
Foreign withholding taxes on dividends	(2,520)	(2,520)
TOTAL INVESTMENT INCOME	235,412	577,663

EXPENSES
Investment advisory fees (Note 3)	92,918	151,495
Administration fees (Note 3)	24,000	30,191
Professional fees	9,309	10,059
Trustees’ fees and expenses	6,842	6,842
Registration fees	6,343	4,473
Compliance service fees and expenses (Note 3)	4,555	4,555
Custodian and bank service fees	3,691	4,371
Printing of shareholder reports	3,479	2,381
Insurance expense	1,729	2,503
Postage and supplies	2,140	1,691
Other expenses	3,945	4,971
TOTAL EXPENSES	158,951	223,532
Fees voluntarily waived by the Adviser (Note 3)	(16,920)	(7,110)
NET EXPENSES	142,031	216,422

NET INVESTMENT INCOME	93,381	361,241

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from:
Security transactions	1,068,382	862,330
Option contracts	14,819	31,626
Net change in unrealized appreciation/depreciation on:
Investments	(2,951,536)	(2,662,521)
Option contracts	16,379	16,379

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,851,956)	(1,752,186)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,758,575)	(1,390,945)

See accompanying notes to financial statements.

15

THE FLIPPIN, BRUCE & PORTER FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	FBP Value Fund		FBP Balanced Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment income	$93,381	$193,366	$361,241	$797,205
Net realized gains on:
Security transactions	1,068,382	1,048,186	862,330	1,458,838
Option contracts	14,819	28,944	31,626	32,808
Net change in unrealized appreciation/ depreciation on:
Investments	(2,951,536)	10,893,329	(2,662,521)	12,459,369
Option contracts	16,379	—	16,379	—
Net increase (decrease) in net assets from operations	(1,758,575)	12,163,825	(1,390,945)	14,748,220

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(91,508)	(205,334)	(372,435)	(838,744)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	489,268	811,111	820,918	1,129,444
Net asset value of shares issued in reinvestment of distributions to shareholders	88,817	199,289	327,792	747,349
Payments for shares redeemed	(1,039,410)	(4,957,268)	(1,293,317)	(4,478,899)
Net decrease in net assets from capital share transactions	(461,325)	(3,946,868)	(144,607)	(2,602,106)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,311,408)	8,011,623	(1,907,987)	11,307,370

NET ASSETS
Beginning of period	28,616,600	20,604,977	45,506,734	34,199,364
End of period	$26,305,192	$28,616,600	$43,598,747	$45,506,734

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$648	$(1,225)	$(6,317)	$4,877

CAPITAL SHARE ACTIVITY
Shares sold	25,905	50,497	55,740	83,529
Shares reinvested	5,106	12,030	22,836	53,343
Shares redeemed	(58,812)	(303,238)	(87,901)	(317,389)
Net decrease in shares outstanding	(27,801)	(240,711)	(9,325)	(180,517)
Shares outstanding at beginning of period	1,473,711	1,714,422	2,937,816	3,118,333
Shares outstanding at end of period	1,445,910	1,473,711	2,928,491	2,937,816

See accompanying notes to financial statements.

16

FBP VALUE FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$19.42		$12.02	$20.99	$27.30	$26.60	$25.73

Income (loss) from investment operations:
Net investment income	0.06		0.12	0.27	0.32	0.33	0.32
Net realized and unrealized gains (losses) on investments	(1.23)		7.41	(8.98)	(4.43)	2.71	2.70
Total from investment operations	(1.17)		7.53	(8.71)	(4.11)	3.04	3.02

Less distributions:
Dividends from net investment income	(0.06)		(0.13)	(0.26)	(0.32)	(0.33)	(0.32)
Distributions from net realized gains	—		—	—	(1.68)	(2.01)	(1.83)
Return of capital	—		—	—	(0.20)	—	—
Total distributions	(0.06)		(0.13)	(0.26)	(2.20)	(2.34)	(2.15)

Net asset value at end of period	$18.19		$19.42	$12.02	$20.99	$27.30	$26.60

Total return (a)	(5.99%	)(b)	62.84%	(41.78% )	(16.33% )	11.57%	12.03%

Net assets at end of period (000’s)	$26,305		$28,617	$20,605	$43,072	$60,233	$59,611

Ratio of net expenses to average net assets	1.07%	(c)(d)	1.07% (d)	1.07% (d)	1.01%	1.01%	1.01%

Ratio of net investment income to average net assets	0.70%	(c)	0.74%	1.59%	1.21%	1.19%	1.17%

Portfolio turnover rate	16%	(b)	21%	16%	26%	16%	15%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)
Absent investment advisory fees voluntarily waived by the Adviser, the ratio of expenses to average net assets would have been 1.20%(c), 1.19% and 1.18% for the periods ended September 30, 2010 and March 31, 2010 and 2009, respectively (Note 3).

See accompanying notes to financial statements.

17

FBP BALANCED FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$15.49		$10.97	$15.84	$18.95	$18.39	$18.06

Income (loss) from investment operations:
Net investment income	0.12		0.27	0.32	0.38	0.37	0.33
Net realized and unrealized gains (losses) on investments	(0.59)		4.53	(4.89)	(2.01)	1.39	1.22
Total from investment operations	(0.47)		4.80	(4.57)	(1.63)	1.76	1.55

Less distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.30)	(0.39)	(0.37)	(0.32)
Distributions from net realized gains	—		—	—	(1.02)	(0.83)	(0.90)
Return of capital	—		—	—	(0.07)	—	—
Total distributions	(0.13)		(0.28)	(0.30)	(1.48)	(1.20)	(1.22)

Net asset value at end of period	$14.89		$15.49	$10.97	$15.84	$18.95	$18.39

Total return (a)	(3.01%	)(b)	44.01%	(29.15% )	(9.27% )	9.70%	8.81%

Net assets at end of period (000’s)	$43,599		$45,507	$34,199	$54,995	$66,358	$62,781

Ratio of net expenses to average net assets	1.00%	(c)(d)	1.00% (d)	1.00% (d)	0.96%	0.97%	0.99%

Ratio of net investment income to average net assets	1.67%	(c)	1.90%	2.36%	2.05%	1.95%	1.75%

Portfolio turnover rate	13%	(b)	24%	24%	29%	17%	24%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)
Absent investment advisory fees voluntarily waived by the Adviser, the ratio of expenses to average net assets would have been 1.03%(c), 1.03% and 1.05% for the periods ended September 30, 2010 and March 31, 2010 and 2009, respectively (Note 3).

See accompanying notes to financial statements.

18

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

FBP Value Fund and FBP Balanced Fund (the “Funds”) are no-load, diversified series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of Williamsburg Investment Trust are not included in this report.

FBP Value Fund seeks long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

FBP Balanced Fund seeks long term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities.

The following is a summary of the Funds’ significant accounting policies:

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

19

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2010 by security type:

FBP Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,354,936	$—	$—	$25,354,936
Covered Call Options	(210)	—	—	(210)
Money Market Funds	927,691	—	—	927,691
Total	$26,282,417	$—	$—	$26,282,417

FBP Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$31,317,806	$—	$—	$31,317,806
Preferred Stocks	608,740	—	—	608,740
U.S. Government & Agency Obligations	—	1,505,734	—	1,505,734
Corporate Bonds	—	8,716,586	—	8,716,586
Covered Call Options	(210)	—	—	(210)
Money Market Funds	1,028,306	—	—	1,028,306
Total	$32,954,642	$10,222,320	$—	$43,176,962

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type. During the six months ended September 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities held by the Funds during the six months ended or as of September 30, 2010.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Repurchase agreements — Each Fund may enter into repurchase agreements. A repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the Fund takes possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Funds actively monitor and seek additional collateral, as needed. If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Funds may be delayed or limited.

20

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid by each Fund during the periods ended September 30, 2010 and March 31, 2010 is ordinary income.

Security transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the funds of the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.

Options transactions — When the Funds’ investment adviser believes that individual portfolio securities held by the Funds are approaching the top of the adviser’s growth and price expectations, the Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate a Fund’s obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

21

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of September 30, 2010:

	FBP Value Fund	FBP Balanced Fund
Cost of portfolio investments and option contracts	$23,654,706	$37,517,588
Gross unrealized appreciation	$5,314,868	$8,363,781
Gross unrealized depreciation	(2,687,157)	(2,704,407)
Net unrealized appreciation	2,627,711	5,659,374
Accumulated ordinary income	1,970	33,812
Capital loss carryforwards	(4,324,049)	(2,309,002)
Other gains	1,083,201	893,956
Other temporary differences	(1,322)	(19,856)
Total distributable earnings (deficit)	$(612,489)	$4,258,284

The difference between the federal income tax cost of portfolio investments and the financial statement cost for FBP Balanced Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to differing methods in the amortization of discounts and premiums on fixed income securities.

As of March 31, 2010, the Funds had the following capital loss carryforwards for federal income tax purposes:

Expires March 31,	FBP Value Fund	FBP Balanced Fund
2017	$2,475,616	$1,823,332
2018	1,848,433	485,670
	$4,324,049	$2,309,002

These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 through March 31, 2010) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2. Investment Transactions

During the six months ended September 30, 2010, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $4,065,844 and $4,390,811, respectively, for FBP Value Fund and $6,502,873 and $5,505,179, respectively, for FBP Balanced Fund.

22

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds’ investments are managed by Flippin, Bruce & Porter, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .70% of its average daily net assets up to $250 million; .65% of the next $250 million of such assets; and .50% of such assets in excess of $500 million.

During the six months ended September 30, 2010, the Adviser voluntarily waived $16,920 and $7,110 of its investment advisory fees from FBP Value Fund and FBP Balanced Fund, respectively.

Certain officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% of its average daily net assets up to $25 million, .125% of the next $25 million of such assets, and .10% of such assets in excess of $50 million, subject to a minimum monthly fee of $4,000; plus a shareholder recordkeeping fee at the annual rate of $10 per shareholder account in excess of 1,000 accounts. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Funds’ compliance policies and procedures. For these services, the Funds pay Ultimus an annual base fee of $16,800 plus an asset-based fee equal to 0.01% per annum on the Funds’ aggregate net assets in excess of $100 million. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

23

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

4. Derivatives Transactions

Transactions in option contracts written by the Funds during the six months ended September 30, 2010 were as follows:

	FBP Value Fund		FBP Balanced Fund
	Option Contracts	Option Premiums	Option Contracts	Option Premiums
Options outstanding at beginning of period	—	$—	—	$—
Options written	131	47,974	180	67,456
Options cancelled in a closing purchase transaction	(28)	(15,315)	(80)	(36,258)
Options exercised	(33)	(16,070)	(30)	(14,609)
Options outstanding at end of period	70	$16,589	70	$16,589

The location in the Statements of Assets and Liabilities of FBP Value Fund’s derivative positions is as follows:

		Fair Value		Gross Notional Amount Outstanding
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	September 30, 2010
Covered call options written	Covered call options, at value	—	$(210)	$(315,000)

The average monthly notional amount of option contracts during the six months ended September 30, 2010 was $633,750 for FBP Value Fund.

The location in the Statements of Assets and Liabilities of FBP Balanced Fund’s derivative positions is as follows:

		Fair Value		Gross Notional Amount Outstanding
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	September 30, 2010
Covered call options written	Covered call options, at value	—	$(210)	$(315,000)

The average monthly notional amount of option contracts during the six months ended September 30, 2010 was $665,000 for FBP Balanced Fund.

Transactions in derivative instruments during the six months ended September 30, 2010 by FBP Value Fund are recorded in the following location in the Statements of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Covered call options written	Net realized gains from option contracts	$14,819	Net change in unrealized appreciation/depreciation on option contracts	$16,379

24

THE FLIPPIN, BRUCE & PORTER FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments during the six months ended September 30, 2010 by FBP Balanced Fund are recorded in the following location in the Statements of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gain (Losses)
Covered call options written	Net realized gains from option contracts	$31,626	Net change in unrealized appreciation/depreciation on option contracts	$16,379

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

25

THE FLIPPIN, BRUCE & PORTER FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2010 through September 30, 2010).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

FBP Value Fund

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 940.10	$5.20
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.70	$5.42

*
Expenses are equal to the FBP Value Fund’s annualized expense ratio of 1.07% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

26

THE FLIPPIN, BRUCE & PORTER FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

FBP Balanced Fund

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 969.90	$4.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	$5.06

*
Expenses are equal to the FBP Balanced Fund’s annualized expense ratio of 1.00% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-327-9375. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-327-9375, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-327-9375, or on the SEC’s website at http://www.sec.gov.

27

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Investment Adviser
Flippin, Bruce & Porter, Inc.
800 Main Street, Second Floor
P.O. Box 6138
Lynchburg, Virginia 24505
Toll-Free 1-800-327-9375
www.fbpinc.com

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
Toll-Free 1-866-738-1127

Custodian
US Bank NA
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered
Public Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Officers
John T. Bruce, President
and Portfolio Manager
John M. Flippin, Vice President
R. Gregory Porter, III,
Vice President
John H. Hanna, IV, Vice President
David J. Marshall, Vice President

Trustees
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt, III

THE GOVERNMENT STREET FUNDS No-Load Mutual Funds Semi-Annual Report September 30, 2010 (Unaudited)

The Government Street Equity Fund The Government Street Mid-Cap Fund The Alabama Tax Free Bond Fund

THE GOVERNMENT STREET EQUITY FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Sector Concentration vs. the S&P 500 Index

Top Ten Equity Holdings

Security Description	% of Net Assets
Vanguard Emerging Markets ETF	3.2%
Vanguard Mid-Cap ETF	2.8%
Philip Morris International, Inc.	2.7%
Apple, Inc.	2.2%
Caterpillar, Inc.	2.2%
Chevron Corporation	2.1%
Duke Energy Corporation	2.0%
ProShares Credit Suisse 130/30 ETF	2.0%
United Technologies Corporation	2.0%
International Business Machines Corporation	1.9%

THE GOVERNMENT STREET MID-CAP FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Sector Concentration vs. the S&P MidCap 400 Index

Top Ten Equity Holdings

Security Description	% of Net Assets
iShares Russell 2000 Index Fund	3.1%
iShares S&P MidCap 400 Index Fund	3.0%
Stericycle, Inc.	1.8%
Cognizant Technology Solutions Corporation - Class A	1.6%
Cerner Corporation	1.5%
Albemarle Corporation	1.1%
Fastenal Company	1.1%
priceline.com, Inc.	1.1%
AMETEK, Inc.	1.1%
Rayonier, Inc.	1.1%

THE ALABAMA TAX FREE BOND FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)

Distribution by Rating
Rating	% Holdings
AAA	31.1%
AA	60.9%
A	4.1%
Not Rated	3.9%

GOVERNMENT STREET EQUITY FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS — 78.8%	Shares	Value
Consumer Discretionary — 6.2%
Darden Restaurants, Inc.	4,000	$171,120
Home Depot, Inc. (The)	17,500	554,400
ITT Educational Services, Inc. (a)	1,600	112,432
Johnson Controls, Inc.	20,000	610,000
McDonald's Corporation	5,500	409,805
NIKE, Inc. - Class B	9,000	721,260
Walt Disney Company (The)	30,000	993,300
		3,572,317
Consumer Staples — 8.7%
Altria Group, Inc.	33,000	792,660
Coca-Cola Company (The)	6,000	351,120
Kraft Foods, Inc. - Class A	22,836	704,719
McCormick & Company, Inc.	7,000	294,280
Mead Johnson Nutrition Company	12,000	682,920
Philip Morris International, Inc.	28,000	1,568,560
Procter & Gamble Company (The)	10,000	599,700
		4,993,959
Energy — 8.2%
Apache Corporation	5,089	497,501
Chevron Corporation	15,000	1,215,750
ConocoPhillips	18,500	1,062,455
Ensco plc - ADR	12,000	536,760
Murphy Oil Corporation	5,000	309,600
Pioneer Natural Resources Company	5,000	325,150
Plains Exploration & Production Company (a)	9,000	240,030
Southwestern Energy Company (a)	3,000	100,320
TransCanada Corporation	11,000	408,320
		4,695,886
Financials — 8.7%
Aegon N.V. - ARS (a)	30,900	185,091
Aflac, Inc. (b)	20,600	1,065,226
American Capital Ltd. (a)	9,990	58,042
Berkshire Hathaway, Inc. - Class B (a)	7,500	620,100
Brookfield Asset Management, Inc.	19,000	539,030
Colonial Properties Trust	65,000	1,052,350
Hartford Financial Services Group, Inc.	25,000	573,750
U.S. Bancorp	34,000	735,080
Willis Group Holdings plc	5,000	154,100
		4,982,769
Health Care — 9.8%
Abbott Laboratories	3,000	156,720
Alexion Pharmaceuticals, Inc. (a)	8,000	514,880
Cardinal Health, Inc.	8,515	281,335
CareFusion Corporation (a)	6,000	149,040
Cerner Corporation (a)	7,500	629,925

GOVERNMENT STREET EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 78.8% (Continued)	Shares	Value
Health Care — 9.8% (Continued)
Computer Programs & Systems, Inc.	9,100	$387,387
Covidien plc	5,000	200,950
Elan Corporation plc - ADR (a)	20,000	115,000
Fresenius Medical Care AG & Company - ADR	5,000	308,700
Intuitive Surgical, Inc. (a)	500	141,870
Questcor Pharmaceuticals, Inc. (a)	20,000	198,400
Shire plc - ADR	7,000	470,960
Techne Corporation	10,000	617,300
Teva Pharmaceutical Industries Ltd. - ADR	8,000	422,000
Waters Corporation (a)	14,000	990,920
		5,585,387
Industrials — 11.8%
C.H. Robinson Worldwide, Inc.	3,000	209,760
Caterpillar, Inc.	16,000	1,258,880
Emerson Electric Company	20,000	1,053,200
General Dynamics Corporation	15,000	942,150
Ingersoll-Rand plc	13,500	482,085
Manitowoc Company, Inc. (The)	14,000	169,540
Norfolk Southern Corporation	10,000	595,100
Quanta Services, Inc. (a)	20,000	381,600
Stericycle, Inc. (a)	8,000	555,840
United Technologies Corporation (b)	16,000	1,139,680
		6,787,835
Information Technology — 16.5%
Accenture plc - Class A	9,500	403,655
Adobe Systems, Inc. (a)	25,000	653,750
ADTRAN, Inc.	8,000	282,400
Apple, Inc. (a)	4,500	1,276,875
Automatic Data Processing, Inc.	20,000	840,600
Broadridge Financial Solutions, Inc.	5,000	114,350
Cisco Systems, Inc. (a)	23,450	513,555
Corning, Inc.	28,000	511,840
eBay, Inc. (a)	3,000	73,200
Google, Inc. - Class A (a)	400	210,316
Hewlett-Packard Company (b)	22,300	938,161
International Business Machines Corporation	8,000	1,073,120
Lam Research Corporation (a)	3,000	125,550
MasterCard, Inc. - Class A	4,000	896,000
NetApp, Inc. (a)	13,000	647,270
Oracle Corporation	10,000	268,500
Texas Instruments, Inc.	10,000	271,400
Tyco Electronics Ltd.	7,000	204,540
Varian Semiconductor Equipment Associates, Inc. (a)	3,000	86,340
Western Digital Corporation (a)	3,000	85,170
		9,476,592

GOVERNMENT STREET EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 78.8% (Continued)	Shares	Value
Materials — 4.4%
Airgas, Inc.	3,000	$203,850
Albemarle Corporation	6,000	280,860
Dow Chemical Company (The)	17,000	466,820
Freeport-McMoRan Copper & Gold, Inc.	4,966	424,047
Nucor Corporation	11,000	420,200
Praxair, Inc.	8,000	722,080
		2,517,857
Telecommunication Services — 0.3%
América Móvil S.A.B. de C.V. - Series L - ADR	3,500	186,655

Utilities — 4.2%
Duke Energy Corporation	65,980	1,168,506
FirstEnergy Corporation	21,000	809,340
Wisconsin Energy Corporation	7,000	404,600
		2,382,446

Total Common Stocks (Cost $29,304,120)		$45,181,703

EXCHANGE-TRADED FUNDS — 17.1%	Shares	Value
iShares MSCI BRIC Index Fund	18,000	$859,680
iShares MSCI Emerging Markets Index Fund	4,600	205,942
iShares Russell 2000 Index Fund	14,600	985,062
Market Vectors Agribusiness ETF	12,000	550,200
Market Vectors Coal ETF	20,000	747,800
Market Vectors Gold Miners ETF	10,000	559,300
Market Vectors Steel Index ETF	6,000	378,060
ProShares Credit Suisse 130/30 ETF	22,000	1,140,260
Vanguard Emerging Markets ETF	40,000	1,816,000
Vanguard Mid-Cap ETF	24,600	1,630,980
Vanguard Small-Cap ETF	15,000	951,600

Total Exchange-Traded Funds (Cost $7,786,871)		$9,824,884

EXCHANGE-TRADED NOTES — 0.8%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $422,564)	14,000	$472,360

COMMERCIAL PAPER — 3.2%	Par Value	Value
U.S. Bank, N.A., discount, 0.10% (c), due 10/01/2010 (Cost $1,806,000)	$1,806,000	$1,806,000

GOVERNMENT STREET EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.15% (d) (Cost $421)	421	$421

Total Investments at Value — 99.9% (Cost $39,319,976)		$57,285,368

Other Assets in Excess of Liabilities — 0.1%		40,394

Net Assets — 100.0%		$57,325,762

ADR - American Depositary Receipt.

ARS - American Registered Shares.

(a)	Non-income producing security.

(b)	Security covers a written call option.

(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

GOVERNMENT STREET EQUITY FUND SCHEDULE OF OPEN OPTION CONTRACTS September 30, 2010 (Unaudited)
COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Aflac, Inc.,
11/20/2010 at $60	56	$1,792	$12,431
Hewlett Packard Company,
11/20/2010 at $60	50	150	8,249
United Technologies Corporation,
11/20/2010 at $80	60	1,140	12,659
		$3,082	$33,339

See accompanying notes to financial statements.

THE GOVERNMENT STREET MID-CAP FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS — 88.8%	Shares	Value
Consumer Discretionary — 13.5%
BorgWarner, Inc. (a)	2,550	$134,181
Buffalo Wild Wings, Inc. (a)	2,400	114,936
Chico's FAS, Inc.	6,400	67,328
Coach, Inc.	5,200	223,392
Darden Restaurants, Inc.	2,275	97,325
DeVry, Inc.	1,850	91,039
Dollar Tree, Inc. (a)	2,100	102,396
DreamWorks Animation SKG, Inc. - Class A (a)	4,300	137,213
Family Dollar Stores, Inc.	2,800	123,648
Gildan Activewear, Inc. - Class A (a)	6,600	185,394
Guess?, Inc.	5,675	230,575
Hasbro, Inc.	2,525	112,388
ITT Educational Services, Inc. (a)	905	63,594
Jarden Corporation	5,050	157,206
John Wiley & Sons, Inc. - Class A	1,800	73,548
Liberty Global, Inc. - Class A (a)	3,825	117,848
Netflix, Inc. (a)	1,425	231,078
Nordstrom, Inc.	3,900	145,080
O'Reilly Automotive, Inc. (a)	5,050	268,660
Panera Bread Company - Class A (a)	1,100	97,471
PetSmart, Inc.	3,500	122,500
Phillips-Van Heusen Corporation	3,400	204,544
priceline.com, Inc. (a)	1,030	358,790
Ross Stores, Inc.	3,000	163,860
Service Corporation International	13,700	118,094
Tiffany & Company	3,175	149,193
True Religion Apparel, Inc. (a)	7,250	154,715
Urban Outfitters, Inc. (a)	5,600	176,064
Vail Resorts, Inc. (a)	2,700	101,304
VF Corporation	1,175	95,199
		4,418,563
Consumer Staples — 3.0%
Church & Dwight Company, Inc.	5,400	350,676
Hormel Foods Corporation	6,000	267,600
J.M. Smucker Company (The)	4,700	284,491
Mead Johnson Nutrition Company	1,000	56,910
Tyson Foods, Inc. - Class A	2,000	32,040
		991,717
Energy — 7.0%
Cameron International Corporation (a)	6,610	283,966
Cimarex Energy Company	2,750	181,995
FMC Technologies, Inc. (a)	4,030	275,209
Murphy Oil Corporation	3,740	231,581
Newfield Exploration Company (a)	2,800	160,832
Noble Corporation (a)	5,360	181,114
Overseas Shipholding Group, Inc.	3,600	123,552

THE GOVERNMENT STREET MID-CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.8% (Continued)	Shares	Value
Energy — 7.0% (Continued)
Peabody Energy Corporation	4,800	$235,248
Pioneer Natural Resources Company	2,680	174,280
Pride International, Inc. (a)	5,000	147,150
Schlumberger Ltd.	3,134	193,086
Valero Energy Corporation	4,950	86,674
		2,274,687
Financials — 14.4%
Alleghany Corporation (a)	750	227,272
American Financial Group, Inc.	8,400	256,872
Annaly Capital Management, Inc.	8,500	149,600
Arch Capital Group Ltd. (a)	2,650	222,070
Arthur J. Gallagher & Company	6,750	177,997
Axis Capital Holdings Ltd.	5,000	164,700
Bank of Hawaii Corporation	6,000	269,520
Berkley (W.R.) Corporation	10,050	272,054
Cullen/Frost Bankers, Inc.	5,600	301,672
Eaton Vance Corporation	10,250	297,660
Hudson City Bancorp, Inc.	13,000	159,380
IntercontinentalExchange, Inc. (a)	1,850	193,732
Jones Lang Lasalle, Inc.	2,800	241,556
Legg Mason, Inc.	3,780	114,572
Liberty Property Trust	4,600	146,740
New York Community Bancorp, Inc.	10,270	166,888
Old Republic International Corporation	16,400	227,140
Potlatch Corporation	6,941	235,994
Rayonier, Inc.	7,000	350,840
SEI Investments Company	10,000	203,400
Unitrin, Inc.	6,200	151,218
Westamerica Bancorporation	3,300	179,817
		4,710,694
Health Care — 11.3%
Alexion Pharmaceuticals, Inc. (a)	800	51,488
Almost Family, Inc. (a)	1,000	29,630
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	226,275
C.R. Bard, Inc.	1,000	81,430
Cantel Medical Corporation	2,000	32,400
Cephalon, Inc. (a)	2,000	124,880
Cerner Corporation (a)	6,000	503,940
Charles River Laboratories International, Inc. (a)	3,000	99,450
Computer Programs & Systems, Inc.	1,800	76,626
Covance, Inc. (a)	4,000	187,160
Covidien plc	1,500	60,285
Edwards Lifesciences Corporation (a)	5,000	335,250
Ensign Group, Inc. (The)	3,000	53,850
Fresenius Medical Care AG & Company - ADR	4,000	246,960
Gilead Sciences, Inc. (a)	150	5,341
Hanger Orthopedic Group, Inc. (a)	4,000	58,160
HealthSpring, Inc. (a)	2,500	64,600

THE GOVERNMENT STREET MID-CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.8% (Continued)	Shares	Value
Health Care — 11.3% (Continued)
Henry Schein, Inc. (a)	2,000	$117,160
Illumina, Inc. (a)	1,000	49,200
Intuitive Surgical, Inc. (a)	200	56,748
Life Technologies Corporation (a)	2,891	134,981
Myrexis, Inc. (a)	250	965
Myriad Genetics, Inc. (a)	1,000	16,410
PSS World Medical, Inc. (a)	2,000	42,760
Questcor Pharmaceuticals, Inc. (a)	3,000	29,760
ResMed, Inc. (a)	6,000	196,860
Shire plc - ADR	1,500	100,920
Techne Corporation	4,500	277,785
Teleflex, Inc.	3,000	170,340
Teva Pharmaceutical Industries Ltd. - ADR	2,163	114,098
Waters Corporation (a)	2,000	141,560
		3,687,272
Industrials — 14.2%
Alexander & Baldwin, Inc.	3,000	104,520
AMETEK, Inc.	7,500	358,275
C.H. Robinson Worldwide, Inc.	5,000	349,600
Donaldson Company, Inc.	6,000	282,780
Expeditors International of Washington, Inc.	6,000	277,380
Fastenal Company	7,000	372,330
Goodrich Corporation	3,500	258,055
Graco, Inc.	6,000	190,380
Harsco Corporation	3,000	73,740
Herman Miller, Inc.	5,500	108,240
Jacobs Engineering Group, Inc. (a)	4,475	173,183
Joy Global, Inc.	2,000	140,640
L-3 Communications Holdings, Inc.	3,000	216,810
Manpower, Inc.	4,000	208,800
MSC Industrial Direct Company, Inc. - Class A	5,000	270,200
Snap-on, Inc.	3,575	166,273
SPX Corporation	5,000	316,400
Stericycle, Inc. (a)	8,275	574,947
Trinity Industries, Inc.	5,000	111,350
WESCO International, Inc. (a)	1,850	72,686
		4,626,589
Information Technology — 14.7%
Activision Blizzard, Inc.	16,000	173,120
ADC Telecommunications, Inc. (a)	8,500	107,695
ADTRAN, Inc.	6,000	211,800
Advent Software, Inc. (a)	4,000	208,760
Alliance Data Systems Corporation (a)	5,000	326,300
Arrow Electronics, Inc. (a)	8,000	213,840
Aviat Networks, Inc. (a)	1,490	6,094
Cognizant Technology Solutions Corporation - Class A (a)	8,000	515,760
CommScope, Inc. (a)	1,000	23,740

THE GOVERNMENT STREET MID-CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.8% (Continued)	Shares	Value
Information Technology — 14.7% (Continued)
Cree, Inc. (a)	4,820	$261,678
DST Systems, Inc.	4,000	179,360
Harris Corporation	6,000	265,740
IAC/InterActiveCorporation (a)	3,000	78,810
Integrated Device Technology, Inc. (a)	10,000	58,500
Jack Henry & Associates, Inc.	9,000	229,500
Lam Research Corporation (a)	6,000	251,100
Linear Technology Corporation	5,000	153,650
Microchip Technology, Inc.	5,000	157,250
National Instruments Corporation	8,000	261,280
NetApp, Inc. (a)	5,000	248,950
Polycom, Inc. (a)	4,000	109,120
Rovi Corporation (a)	6,000	302,460
SanDisk Corporation (a)	5,000	183,250
Xilinx, Inc.	7,000	186,270
Zebra Technologies Corporation - Class A (a)	2,500	84,100
		4,798,127
Materials — 5.9%
Airgas, Inc.	4,000	271,800
Albemarle Corporation	8,000	374,480
Ashland, Inc.	3,000	146,310
Cabot Corporation	4,000	130,280
Eagle Materials, Inc.	2,500	59,250
Martin Marietta Materials, Inc.	2,500	192,425
Scotts Miracle-Gro Company (The) - Class A	4,000	206,920
Sonoco Products Company	5,000	167,200
Steel Dynamics, Inc.	12,000	169,320
Valspar Corporation (The)	7,000	222,950
		1,940,935
Telecommunication Services — 0.3%
Syniverse Holdings, Inc. (a)	2,400	54,408
Telephone and Data Systems, Inc.	1,000	32,800
		87,208
Utilities — 4.5%
AGL Resources, Inc.	8,400	322,224
Great Plains Energy, Inc.	9,050	171,045
ONEOK, Inc.	5,750	258,980
Pepco Holdings, Inc.	7,900	146,940
SCANA Corporation	7,530	303,610
Vectren Corporation	10,600	274,222
		1,477,021

Total Common Stocks (Cost $21,633,693)		$29,012,813

THE GOVERNMENT STREET MID-CAP FUND SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 6.6%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	4,000	$139,680
iShares Dow Jones U.S. Home Construction Index Fund	3,600	43,380
iShares Russell 2000 Index Fund	15,000	1,012,050
iShares S&P MidCap 400 Index Fund	12,070	966,566

Total Exchange-Traded Funds (Cost $1,758,871)		$2,161,676

EXCHANGE-TRADED NOTES — 0.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $215,754)	7,000	$236,180

COMMERCIAL PAPER — 3.9%	Par Value	Value
U.S. Bank, N.A., discount, 0.10% (b), due 10/01/2010 (Cost $1,251,000)	$1,251,000	$1,251,000

MONEY MARKET FUNDS — 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.15% (c) (Cost $780)	780	$780

Total Investments at Value — 100.0% (Cost $24,860,098)		$32,662,449

Other Assets in Excess of Liabilities — 0.0%		10,327

Net Assets — 100.0%		$32,672,776

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS — 96.7%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$267,545
5.00%, due 08/15/2018	400,000	435,600
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	400,000	401,536
Alabama Special Care Facilities Financing Auth., Mobile, Hospital Rev.,
4.50%, due 11/01/2010, ETM	250,000	250,872
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	315,711
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2011	350,000	368,791
5.00%, due 12/01/2017	300,000	357,024
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/17/2017	250,000	279,705
Alabama State, GO,
5.00%, due 09/01/2015	300,000	304,023
5.00%, due 09/01/2016	300,000	304,011
5.00%, due 09/01/2017	300,000	328,035
Alabama Water Pollution Control Auth., Rev.,
5.375%, due 08/15/2014	225,000	233,721
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2011	500,000	507,550
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	334,128
Auburn University, AL, General Fee Rev.,
5.25%, due 06/01/2015	400,000	426,228
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	243,083
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	595,415
Auburn, AL, Waterworks Board, Rev.,
5.00%, due 07/01/2015	335,000	350,042
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	224,770
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	378,864
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	490,657
Calhoun Co., AL, Gas Tax Anticipation, Series B, Rev., Warrants,
2.00%, due 03/01/2011	365,000	366,836

THE ALABAMA TAX FREE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS — 96.7% (Continued)	Par Value	Value
Chelsea, AL, GO,
4.00%, due 05/01/2015	$260,000	$286,164
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	446,408
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	314,622
3.50%, due 06/01/2017	515,000	545,272
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	348,692
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	795,413
4.50%, due 11/01/2019	250,000	271,408
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2014, prerefunded 09/01/2011 @ 101	500,000	526,560
5.00%, due 09/01/2015	250,000	291,900
Hoover, AL, Special Tax Rev., Warrants,
5.00%, due 02/15/2015	370,000	393,447
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	597,598
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	550,185
Huntsville, AL, Capital Improvements, Series C, GO, Warrants,
3.25%, due 11/01/2010	100,000	100,258
5.00%, due 11/01/2017	300,000	332,919
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	329,289
Huntsville, AL, GO,
5.00%, due 08/01/2011	500,000	519,565
4.00%, due 09/01/2018	500,000	566,515
5.125%, due 05/01/2020	300,000	328,386
Jefferson Co., AL, Sewer Rev.,
5.00%, due 02/01/2041, prerefunded 02/01/2011 @ 101	225,000	229,948
Limestone Co., AL, Board of Education, Rev.,
4.75%, due 11/01/2010	250,000	250,930
Limestone Co., AL, GO, Warrants,
4.00%, due 11/01/2018	200,000	224,060
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027, prerefunded 10/01/2017 @ 100	200,000	233,220
Madison Co., AL, Board of Education, Series B, Rev., Tax Anticipation Warrants,
3.00%, due 09/01/2017	410,000	426,470

THE ALABAMA TAX FREE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS — 96.7% (Continued)	Par Value	Value
Mobile Co., AL, GO,
5.25%, due 08/01/2015	$400,000	$456,768
Mobile, AL, GO,
4.50%, due 08/01/2013	100,000	110,265
4.75%, due 02/15/2014	400,000	413,188
5.50%, due 08/15/2015, prerefunded 08/15/2011 @ 102	500,000	532,700
5.20%, due 08/15/2018, prerefunded 08/15/2011 @ 102	725,000	770,515
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	215,949
5.25%, due 01/01/2014	300,000	317,616
5.25%, due 01/01/2020	400,000	423,488
Montgomery, AL, GO,
5.00%, due 11/01/2015	300,000	304,224
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.25%, due 09/01/2011	350,000	365,806
5.00%, due 09/01/2017	250,000	297,400
Mountain Brook, AL, City Board of Education, GO, Capital Outlay Warrants,
4.80%, due 02/15/2011	405,000	406,381
Oxford, AL, Waterworks & Sewer Board, Rev.,
3.00%, due 12/01/2011	415,000	424,321
Prattville, AL, GO, Warrants,
4.00%, due 09/01/2016	450,000	501,759
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	303,273
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	653,640
Shelby, AL, Board of Education, Special Tax Warrants,
4.00%, due 02/01/2017	200,000	215,496
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	212,930
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	158,173
4.00%, due 08/01/2014	205,000	227,587
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031, prerefunded 02/01/2016 @ 100	500,000	580,620
Trussville, AL, GO, Warrants,
4.30%, due 10/01/2010	400,000	400,044
Tuscaloosa, AL, GO, Warrants,
4.25%, due 02/15/2011	145,000	147,156
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	376,355

THE ALABAMA TAX FREE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS — 96.7% (Continued)	Par Value	Value
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2011	$100,000	$103,579
5.00%, due 09/01/2012	180,000	190,708
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	253,080
University of Alabama, AL, Series A, Rev.,
4.00%, due 10/01/2010	375,000	375,038
3.00%, due 07/01/2016	340,000	364,120
5.00%, due 07/01/2017	245,000	290,692
Vestavia Hills, AL, Series A, GO, Warrants,
5.00%, due 02/01/2012	565,000	584,679
3.00%, due 02/01/2018	240,000	254,578
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	341,270

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $27,159,127)		$28,246,774

MONEY MARKET FUNDS — 3.2%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.26% (a) (Cost $949,403)	949,403	$949,403

Total Investments at Value — 99.9% (Cost $28,108,530)		$29,196,177

Other Assets in Excess of Liabilities — 0.1%		21,662

Net Assets — 100.0%		$29,217,839

ETM - Escrowed to Maturity.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS STATEMENTS OF ASSETS AND LIABILITIES September 30, 2010 (Unaudited)
	Government Street Equity Fund	Government Street Mid-Cap Fund	Alabama Tax Free Bond Fund
ASSETS
Investments in securities:
At acquisition cost	$39,319,976	$24,860,098	$28,108,530
At value (Note 1)	$57,285,368	$32,662,449	$29,196,177
Cash	945	—	—
Dividends and interest receivable	76,733	26,297	260,327
Receivable for capital shares sold	5,250	1,670	—
Other assets	13,427	10,233	8,960
TOTAL ASSETS	57,381,723	32,700,649	29,465,464

LIABILITIES
Written call options, at value (Notes 1 and 4) (premiums received $33,339)	3,082	—	—
Distributions payable	4,372	—	13,832
Payable for investment securities purchased	—	—	213,190
Payable for capital shares redeemed	10,769	—	5,505
Accrued investment advisory fees (Note 3)	27,586	19,495	6,493
Payable to Administrator (Note 3)	6,675	4,550	4,050
Other accrued expenses	3,477	3,828	4,555
TOTAL LIABILITIES	55,961	27,873	247,625

NET ASSETS	$57,325,762	$32,672,776	$29,217,839

Net assets consist of:
Paid-in capital	$39,253,573	$25,199,824	$28,149,095
Accumulated undistributed net investment income	2,081	52,171	2,878
Accumulated net realized gains (losses) from security transactions	74,459	(381,570)	(21,781)
Net unrealized appreciation on investments	17,995,649	7,802,351	1,087,647

Net assets	$57,325,762	$32,672,776	$29,217,839

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,408,762	2,483,644	2,733,507

Net asset value, offering price and redemption price per share (Note 1)	$40.69	$13.16	$10.69

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS STATEMENTS OF OPERATIONS Six Months Ended September 30, 2010 (Unaudited)
	Government Street Equity Fund	Government Street Mid-Cap Fund	Alabama Tax Free Bond Fund
INVESTMENT INCOME
Interest	$783	$584	$468,304
Dividends	480,296	220,975	1,280
Foreign withholding taxes on dividends	(2,984)	(947)	—
TOTAL INVESTMENT INCOME	478,095	220,612	469,584

EXPENSES
Investment advisory fees (Note 3)	165,992	117,870	51,219
Administration fees (Note 3)	36,265	24,000	21,433
Professional fees	10,559	9,134	8,409
Trustees’ fees and expenses	6,842	6,842	6,842
Custodian and bank service fees	5,392	4,450	2,798
Compliance fees (Note 3)	3,497	3,319	3,304
Pricing costs	1,093	1,778	6,056
Printing of shareholder reports	4,098	2,186	2,115
Account maintenance fees	3,071	3,040	796
Insurance expense	3,091	1,872	1,773
Registration fees	2,372	2,101	1,896
Postage and supplies	2,438	1,650	1,521
Other expenses	1,574	2,598	2,664
TOTAL EXPENSES	246,284	180,840	110,826
Fees waived by the Adviser (Note 3)	—	—	(15,706)
NET EXPENSES	246,284	180,840	95,120

NET INVESTMENT INCOME	231,811	39,772	374,464

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
Security transactions	113,436	247,673	2,988
Option contracts	(13,776)	—	—
Net realized gains from in-kind redemptions (Note 1)	289,208	88,748	—
Net change in unrealized appreciation (depreciation) on:
Investments	(684,498)	345,387	441,069
Option contracts	39,659	—	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(255,971)	681,808	444,057

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(24,160)	$721,580	$818,521
See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	Government Street Equity Fund		Government Street Mid-Cap Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment income	$231,811	$566,056	$39,772	$132,379
Net realized gains (losses) from:
Security transactions	113,436	148,167	247,673	34,204
Option contracts	(13,776)	—	—	—
Net realized gains from in-kind redemptions (Note 1)	289,208	1,241,775	88,748	309,466
Net change in unrealized appreciation (depreciation) on:
Investments	(684,498)	18,422,393	345,387	10,895,821
Option contracts	39,659	(9,402)	—	—
Net increase (decrease) in net assets from operations	(24,160)	20,368,989	721,580	11,371,870

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(230,495)	(566,303)	—	(119,980)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	972,655	5,064,427	480,158	1,574,608
Net asset value of shares issued in reinvestment of distributions to shareholders	221,296	542,448	—	112,182
Payments for shares redeemed	(1,379,862)	(5,299,606)	(726,934)	(2,262,835)
Net increase (decrease) in net assets from capital share transactions	(185,911)	307,269	(246,776)	(576,045)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(440,566)	20,109,955	474,804	10,675,845

NET ASSETS
Beginning of period	57,766,328	37,656,373	32,197,972	21,522,127
End of period	$57,325,762	$57,766,328	$32,672,776	$32,197,972

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$2,081	$765	$52,171	$12,399

CAPITAL SHARE ACTIVITY
Shares sold	24,504	135,218	37,941	147,313
Shares reinvested	5,769	14,817	—	9,427
Shares redeemed	(34,391)	(146,410)	(56,131)	(199,510)
Net increase (decrease) in shares outstanding	(4,118)	3,625	(18,190)	(42,770)
Shares outstanding, beginning of period	1,412,880	1,409,255	2,501,834	2,544,604
Shares outstanding, end of period	1,408,762	1,412,880	2,483,644	2,501,834

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	Alabama Tax Free Bond Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment income	$374,464	$853,644
Net realized gains from security transactions	2,988	51,774
Net change in unrealized appreciation (depreciation) on investments	441,069	(64,236)
Net increase in net assets from operations	818,521	841,182

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(378,866)	(850,484)
From realized capital gains on security transactions	—	(29,128)
Decrease in net assets from distributions to shareholders	(378,866)	(879,612)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,087,608	5,264,512
Net asset value of shares issued in reinvestment of distributions to shareholders	276,055	598,837
Payments for shares redeemed	(3,301,745)	(4,466,191)
Net increase (decrease) in net assets from capital share transactions	(938,082)	1,397,158

TOTAL INCREASE (DECREASE) IN NET ASSETS	(498,427)	1,358,728

NET ASSETS
Beginning of period	29,716,266	28,357,538
End of period	$29,217,839	$29,716,266

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$2,878	$7,280

CAPITAL SHARE ACTIVITY
Shares sold	197,045	498,641
Shares reinvested	25,959	56,622
Shares redeemed	(311,723)	(422,233)
Net increase (decrease) in shares outstanding	(88,719)	133,030
Shares outstanding, beginning of period	2,822,226	2,689,196
Shares outstanding, end of period	2,733,507	2,822,226

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$40.89		$26.72	$44.76	$48.37	$52.42	$47.11

Income (loss) from investment operations:
Net investment income	0.16		0.40	0.55	0.57	0.48	0.50
Net realized and unrealized gains (losses) on investments	(0.20)		14.17	(18.07)	(2.12)	2.90	5.31
Total from investment operations	(0.04)		14.57	(17.52)	(1.55)	3.38	5.81

Less distributions:
Dividends from net investment income	(0.16)		(0.40)	(0.52)	(0.57)	(0.48)	(0.50)
Distributions from net realized gains	—		—	—	(1.31)	(6.95)	—
Return of capital	—		—	—	(0.18)	—	—
Total distributions	(0.16)		(0.40)	(0.52)	(2.06)	(7.43)	(0.50)

Net asset value at end of period	$40.69		$40.89	$26.72	$44.76	$48.37	$52.42

Total return (a)	(0.06%	)(b)	54.71%	(39.43% )	(3.51% )	7.04%	12.39%

Net assets at end of period (000’s)	$57,326		$57,766	$37,656	$67,267	$87,757	$107,243

Ratio of expenses to average net assets	0.89%	(c)	0.90%	0.91%	0.84%	0.84%	0.78%

Ratio of net investment income to average net assets	0.84%	(c)	1.14%	1.47%	1.12%	0.96%	0.95%

Portfolio turnover rate	22%	(b)	30%	35%	12%	15%	17%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

THE GOVERNMENT STREET MID-CAP FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009		2008	2007	2006
Net asset value at beginning of period	$12.87		$8.46	$12.28		$13.13	$13.71	$11.30

Income (loss) from investment operations:
Net investment income	0.02		0.05	0.05		0.03	0.04	0.05
Net realized and unrealized gains (losses) on investments	0.27		4.41	(3.82)		(0.53)	0.45	2.38
Total from investment operations	0.29		4.46	(3.77)		(0.50)	0.49	2.43

Less distributions:
Dividends from net investment income	—		(0.05)	(0.05)		(0.05)	(0.05)	(0.02)
In excess of net investment income	—		—	(0.00	)(a)	—	—	—
Distributions from net realized gains	—		—	(0.00	)(a)	(0.30)	(1.02)	—
Total distributions	—		(0.05)	(0.05)		(0.35)	(1.07)	(0.02)

Net asset value at end of period	$13.16		$12.87	$8.46		$12.28	$13.13	$13.71

Total return (b)	2.25%	(c)	52.73%	(30.65%	)	(3.99% )	3.83%	21.51%

Net assets at end of period (000’s)	$32,673		$32,198	$21,522		$31,424	$33,961	$37,619

Ratio of net expenses to average net assets	1.15%	(d)	1.13% (e)	1.10%	(e)	1.10% (e)	1.10% (e)	1.10% (e)

Ratio of net investment income to average net assets	0.25%	(d)	0.47%	0.47%		0.25%	0.26%	0.37%

Portfolio turnover rate	14%	(c)	10%	14%		11%	11%	28%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)
Absent investment advisory fees voluntarily waived by the Adviser, the ratios of expenses to average net assets would have been 1.18%, 1.23%, 1.12%, 1.12% and 1.11% for the years ended March 31, 2010, 2009, 2008, 2007 and 2006, respectively (Note 3).

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010		2009		2008	2007	2006
Net asset value at beginning of period	$10.53		$10.54		$10.50		$10.39	$10.40	$10.55

Income (loss) from investment operations:
Net investment income	0.14		0.28		0.35		0.36	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.16		(0.00	)(a)	0.04		0.12	(0.01)	(0.15)
Total from investment operations	0.30		0.28		0.39		0.48	0.35	0.19

Less distributions:
Dividends from net investment income	(0.14)		(0.28)		(0.35)		(0.36)	(0.36)	(0.34)
Distributions from net realized gains	—		(0.01)		(0.00	)(a)	(0.01)	—	—
Total distributions	(0.14)		(0.29)		(0.35)		(0.37)	(0.36)	(0.34)

Net asset value at end of period	$10.69		$10.53		$10.54		$10.50	$10.39	$10.40

Total return (b)	2.84%	(c)	2.88%		3.80%		4.66%	3.38%	1.80%

Net assets at end of period (000’s)	$29,218		$29,716		$28,358		$25,426	$25,968	$26,182

Ratio of net expenses to average net assets (e)	0.65%	(d)	0.65%		0.65%		0.65%	0.65%	0.65%

Ratio of net investment income to average net assets	2.56%	(d)	2.85%		3.36%		3.46%	3.44%	3.25%

Portfolio turnover rate	10%	(c)	32%		8%		6%	15%	5%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)
Absent investment advisory fees voluntarily waived by the Adviser, the ratios of expenses to average net assets would have been 0.76%(d) for the six months ended September 30, 2010 and 0.75%, 0.79%, 0.78%, 0.76% and 0.73% for the years ended March 31, 2010, 2009, 2008, 2007 and 2006, respectively (Note 3).

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The Government Street Equity Fund’s investment objective is to seek capital appreciation.

The Government Street Mid-Cap Fund’s investment objective is to seek capital appreciation.

The Alabama Tax Free Bond Fund’s investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds’ significant accounting policies:

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Short-term instruments (those with

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010 by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$45,181,703	$—	$—	$45,181,703
Exchange-Traded Funds	9,824,884	—	—	9,824,884
Exchange-Traded Notes	472,360	—	—	472,360
Commercial Paper	—	1,806,000	—	1,806,000
Money Market Funds	421	—	—	421
Written Call Option Contracts	(3,082)	—	—	(3,082)
Total	$55,476,286	$1,806,000	$—	$57,282,286

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$29,012,813	$—	$—	$29,012,813
Exchange-Traded Funds	2,161,676	—	—	2,161,676
Exchange-Traded Notes	236,180	—	—	236,180
Commercial Paper	—	1,251,000	—	1,251,000
Money Market Funds	780	—	—	780
Total	$31,411,449	$1,251,000	$—	$32,662,449

The Alabama Tax Free Bond Fund:	Level 1	Level 2	Level 3	Total
Alabama Fixed Rate Revenue and General Obligation Bonds	$—	$28,246,774	$—	$28,246,774
Money Market Funds	949,403	—	—	949,403
Total	$949,403	$28,246,774	$—	$29,196,177

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type. During the six months ended September 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities held by the Funds or derivative instruments held by The Government Street Mid-Cap Fund or The Alabama Tax-Free Bond Fund during the six months ended or as of September 30, 2010.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

Repurchase agreements — The Funds may enter into repurchase agreements. A repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Funds actively monitor and seek additional collateral, as needed. If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Funds may be delayed or limited. The Funds did not enter into any repurchase agreements during the six months ended September 30, 2010.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid annually to shareholders of The Government Street Mid-Cap Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the periods ended September 30, 2010 and March 31, 2010 is as follows:

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

	Period Ended	Ordinary Income	Exempt- Interest Dividends	Long-Term Gains	Total Distributions
The Government Street Equity Fund	9/30/10	$230,495	$—	$—	$230,495
	3/31/10	$566,303	$—	$—	$566,303
The Government Street Mid-Cap Fund	9/30/10	$—	$—	$—	$—
	3/31/10	$119,980	$—	$—	$119,980
The Alabama Tax Free Bond Fund	9/30/10	$—	$378,866	$—	$378,866
	3/31/10	$27,129	$850,484	$1,999	$879,612

Security transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Options transactions — With the intent of increasing the total returns of the investment portfolios of The Government Street Equity Fund and The Government Street Mid-Cap Fund, the Funds may write covered call options, primarily against highly appreciated, low basis securities to increase income. When the Funds write a covered call option contract, premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate a Fund’s obligation on a written call option contract, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2010:

	Government Street Equity Fund	Government Street Mid-Cap Fund	Alabama Tax Free Bond Fund
Cost of portfolio investments and written call options	$39,286,637	$24,860,098	$28,130,313
Gross unrealized appreciation	$19,424,067	$8,935,192	$1,090,884
Gross unrealized depreciation	(1,428,418)	(1,132,841)	(25,020)
Net unrealized appreciation	17,995,649	7,802,351	1,065,864
Undistributed ordinary income	6,453	52,171	1,634
Undistributed tax exempt income	—	—	13,832
Undistributed long-term gains	114,658	—	—
Capital loss carryforward	—	(629,243)	(1,742)
Other gains (losses)	(40,199)	247,673	2,988
Other temporary differences	(4,372)	—	(13,832)
Total distributable earnings	$18,072,189	$7,472,952	$1,068,744

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and differing methods in the amortization of market discount and premium on fixed income securities.

As of March 31, 2010, The Government Street Mid-Cap Fund had capital loss carryforwards for federal income tax purposes of $629,243, of which $223,256 expires March 31, 2017 and $405,987 expires March 31, 2018. As of March 31, 2010, The Alabama Tax Free Bond Fund had a capital loss carryforward for federal income tax purposes of $1,742, which expires March 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

During the six months ended September 30, 2010, The Government Street Equity Fund and The Government Street Mid-Cap Fund realized $289,208 and $88,748, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Funds and are not required

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital. These reclassifications are reflected on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2007 through March 31, 2010) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2. Investment Transactions

During the six months ended September 30, 2010, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $11,649,498 and $12,208,698, respectively, for The Government Street Equity Fund; $4,335,058 and $5,693,755, respectively, for The Government Street Mid-Cap Fund; and $2,726,467 and $3,261,500, respectively, for The Alabama Tax Free Bond Fund.

3. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds’ investments are managed by Leavell Investment Management, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Mid-Cap Fund pays the Adviser a fee at an annual rate of .75% of its average daily net assets. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such assets in excess of $100 million.

During the six months ended September 30, 2010, the Adviser voluntarily undertook to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of the Fund’s average daily net assets. Accordingly, the Adviser waived $15,706 of its investment advisory fees from The Alabama Tax Free Bond Fund during the six months ended September 30, 2010.

Certain officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

services for the Funds. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% of the Fund’s average daily net assets up to $25 million, .125% of the next $25 million of such assets, and .10% of such assets in excess of $50 million. The minimum monthly fee payable to Ultimus is $4,000 with respect to The Government Street Equity Fund and The Government Street Mid-Cap Fund and $3,500 with respect to The Alabama Tax Free Bond Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Funds’ compliance policies and procedures. For these services, the Funds pay Ultimus an annual base fee of $18,600 plus an asset-based fee equal to 0.01% per annum on the Funds’ aggregate net assets in excess of $100 million. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4. Derivatives Transactions

Transactions in option contracts written by The Government Street Equity Fund during the six months ended September 30, 2010 were as follows:

	Options Contracts	Option Premiums
Options outstanding at beginning of period	166	$12,478
Options written	166	33,339
Options cancelled in a closing purchase transaction	(166)	(12,478)
Options outstanding at end of period	166	$33,339

The location in the Statements of Assets and Liabilities of The Government Street Equity Fund’s derivative positions is as follows:

Type of Derivative	Location	Fair Value		Gross Notional Amount Outstanding September 30, 2010
		Asset Derivatives	Liability Derivatives
Covered call options written	Written call options, at value	—	$(3,082)	$(1,116,000)

The average monthly notional amount of option contracts during the six months ended September 30, 2010 was $1,116,000 for The Government Street Equity Fund.

THE GOVERNMENT STREET FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments during the six months ended September 30, 2010 by The Government Street Equity Fund are recorded in the following location in the Statements of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Covered call options written	Net realized gains from option contracts	$(13,776)	Net change in unrealized appreciation (depreciation) on option contracts	$39,659

No option contracts were written by The Government Street Mid-Cap Fund during the six months ended September 30, 2010.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

THE GOVERNMENT STREET FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment returns of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2010 through September 30, 2010).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE GOVERNMENT STREET FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
The Government Street Equity Fund
Based on Actual Fund Return	$1,000.00	$ 999.40	$4.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.61	$4.51
The Government Street Mid-Cap Fund
Based on Actual Fund Return	$1,000.00	$1,022.50	$5.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	$5.82
The Alabama Tax Free Bond Fund
Based on Actual Fund Return	$1,000.00	$1,028.40	$3.31
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.81	$3.29

*
Expenses are equal to the Funds’ annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Government Street Equity Fund	0.89%
The Government Street Mid-Cap Fund	1.15%
The Alabama Tax Free Bond Fund	0.65%

THE GOVERNMENT STREET FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1125, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1125 or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-866-738-1125. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Government Street Funds
No Load Mutual Funds

Investment Adviser
Leavell Investment Management, Inc.
Post Office Box 1307
Mobile, AL 36633

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246-0707
1-866-738-1125

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

Independent Registered Public Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, OH 45202

Board of Trustees
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt, III

Portfolio Managers
Thomas W. Leavell,
The Government Street Equity Fund
The Government Street Mid-Cap Fund
Timothy S. Healey,
The Government Street Mid-Cap Fund
The Alabama Tax Free Bond Fund
Richard E. Anthony, Jr., CFA,
The Government Street Mid-Cap Fund
Michael J. Hofto, CFA,
The Government Street Mid-Cap Fund

THE
JAMESTOWN
FUNDS

No-Load Funds

The Jamestown Balanced Fund
The Jamestown Equity Fund
The Jamestown Tax Exempt Virginia Fund

SEMI-ANNUAL REPORT

September 30, 2010
(Unaudited)

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
Richmond, Virginia

THE JAMESTOWN BALANCED FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)	Ten Largest Equity Holdings	% of Net Assets
	AmerisourceBergen Corporation	1.7%
	Apple, Inc.	1.7%
	Hewlett-Packard Company	1.6%
	Oracle Corporation	1.5%
	Chevron Corporation	1.5%
	ConocoPhillips	1.5%
	United Technologies Corporation	1.5%
	Teva Pharmaceutical Industries Ltd. - ADR	1.5%
	Norfolk Southern Corporation	1.5%
	Cisco Systems, Inc.	1.4%

Equity Sector Concentration vs. the S&P 500 Index (65.3%of Net Assets)

Fixed-Income Portfolio (29.8% of Net Assets)		Credit Quality	% of Fixed Income Portfolio
Average Stated Maturity (Years)	4.37	AAA	44.0%
Average Duration (Years)	3.71	AA	4.5%
Average Coupon	5.19%	A	46.0%
Average Yield to Maturity	1.93%	BBB	5.5%

Sector Breakdown	% of Fixed Income Portfolio
U.S. Treasury Obligations	16.9%
U.S. Government Agency Obligations	9.6%
Mortgage-Backed Securities	17.5%
Corporate Bonds	56.0%

1

THE JAMESTOWN EQUITY FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)	Ten Largest Equity Holdings	% of Net Assets
	Apple, Inc.	2.7%
	AmerisourceBergen Corporation	2.5%
	Hewlett-Packard Company	2.3%
	Teva Pharmaceutical Industries Ltd. - ADR	2.3%
	Oracle Corporation	2.2%
	Cisco Systems, Inc.	2.2%
	Norfolk Southern Corporation	2.1%
	United Technologies Corporation	2.1%
	ConocoPhillips	2.1%
	Chevron Corporation	2.1%

Sector Concentration vs. the S&P 500 Index

2

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND PORTFOLIO INFORMATION September 30, 2010 (Unaudited)

Characteristics (Weighted Average)		Maturity Breakdown (%of Portfolio)
30-day SEC Yield	1.85%
Tax-Equivalent Yield	2.85%*
Average Maturity (years)	5.2
Average Duration (years)	4.7
Average Quality	AA
Number of Issues	52

* Assumes a maximum 35.0% federal tax rate.

Credit Quality (%of Portfolio)	Sector Diversification (%of Portfolio)

3

THE JAMESTOWN BALANCED FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS — 65.3%	Shares	Value
Consumer Discretionary — 8.1%
Comcast Corporation - Class A	14,000	$253,120
Dollar Tree, Inc. (a)	5,700	277,932
McDonald's Corporation	3,700	275,687
TJX Companies, Inc. (The)	6,200	276,706
Viacom, Inc. - Class B	8,000	289,520
Yum! Brands, Inc.	6,200	285,572
		1,658,537
Consumer Staples — 5.4%
CVS Caremark Corporation	8,300	261,201
General Mills, Inc.	7,200	263,088
PepsiCo, Inc.	4,300	285,692
Wal-Mart Stores, Inc.	5,500	294,360
		1,104,341
Energy — 8.1%
Apache Corporation	2,400	234,624
Chevron Corporation	3,800	307,990
ConocoPhillips	5,350	307,251
Hess Corporation	5,000	295,600
Marathon Oil Corporation	8,300	274,730
Noble Corporation (a)	7,100	239,909
		1,660,104
Financials — 9.9%
Aflac, Inc.	5,500	284,405
Ameriprise Financial, Inc.	3,200	151,456
Bank of America Corporation	1,500	19,665
Franklin Resources, Inc.	2,600	277,940
JPMorgan Chase & Company	7,000	266,490
MetLife, Inc.	6,700	257,615
PNC Financial Services Group, Inc.	5,000	259,550
Prudential Financial, Inc.	5,000	270,900
Toronto-Dominion Bank (The)	3,500	252,910
		2,040,931
Health Care — 8.7%
Abbott Laboratories	5,200	271,648
Aetna, Inc.	8,600	271,846
AmerisourceBergen Corporation	11,600	355,656
Amgen, Inc. (a)	2,600	143,286
Bristol-Myers Squibb Company	6,000	162,660
Medco Health Solutions, Inc. (a)	5,500	286,330
Teva Pharmaceutical Industries Ltd. - ADR	5,800	305,950
		1,797,376

4

THE JAMESTOWN BALANCED FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 65.3% (Continued)	Shares	Value
Industrials — 8.6%
Dover Corporation	5,400	$281,934
General Dynamics Corporation	4,200	263,802
General Electric Company	5,500	89,375
Illinois Tool Works, Inc.	5,700	268,014
ITT Corporation	5,500	257,565
Norfolk Southern Corporation	5,100	303,501
United Technologies Corporation	4,300	306,289
		1,770,480
Information Technology — 15.3%
Accenture plc - Class A	5,000	212,450
Apple, Inc. (a)	1,250	354,688
Cisco Systems, Inc. (a)	13,500	295,650
EMC Corporation (a)	14,200	288,402
Google, Inc. - Class A (a)	550	289,184
Hewlett-Packard Company	7,700	323,939
Intel Corporation	13,500	259,605
International Business Machines Corporation	2,100	281,694
Microsoft Corporation	11,500	281,635
Oracle Corporation	11,500	308,775
QUALCOMM, Inc.	5,500	248,160
		3,144,182
Materials — 1.2%
Eastman Chemical Company	3,500	259,000

Total Common Stocks (Cost $10,621,060)		$13,434,951

U.S. TREASURY OBLIGATIONS — 5.0%	Par Value	Value
U.S. Treasury Notes — 5.0%
4.25%, 11/15/2014	$350,000	$396,785
4.25%, 11/15/2017	400,000	462,843
2.625%, 08/15/2020	175,000	176,641
Total U.S. Treasury Obligations (Cost $930,332)		$1,036,269

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%	Par Value	Value
Federal Home Loan Mortgage Corporation — 2.9%
5.25%, due 04/18/2016 (Cost $495,036)	$500,000	$590,925

5

THE JAMESTOWN BALANCED FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 5.2%	Par Value	Value
Federal Home Loan Mortgage Corporation — 0.9%
Pool #E90624, 6.00%, due 08/01/2017	$11,081	$11,981
Pool #A43942, 5.50%, due 03/01/2036	163,772	174,225
		186,206
Federal National Mortgage Association — 4.2%
Pool #618465, 5.00%, due 12/01/2016	98,357	104,356
Pool #684231, 5.00%, due 01/01/2018	140,369	148,931
Pool #255455, 5.00%, due 10/01/2024	150,948	160,155
Pool #255702, 5.00%, due 05/01/2025	237,769	252,009
Pool #808413, 5.50%, due 01/01/2035	183,792	195,520
		860,971
Government National Mortgage Association — 0.1%
Pool #781344, 6.50%, due 10/15/2031	21,502	23,671

Total Mortgage-Backed Securities (Cost $1,005,576)		$1,070,848

CORPORATE BONDS — 16.7%	Par Value	Value
Consumer Staples — 3.4%
Coca-Cola Company (The),
5.35%, due 11/15/2017	$250,000	$294,305
General Mills, Inc.,
5.70%, due 02/15/2017	150,000	177,096
PepsiCo, Inc.,
4.65%, due 02/15/2013	200,000	217,969
		689,370
Energy — 0.5%
Shell International Finance B.V.,
4.30%, due 09/22/2019	100,000	109,680

Financials — 6.6%
American Express Company,
4.875%, due 07/15/2013	150,000	162,294
BB&T Corporation,
6.50%, due 08/01/2011	325,000	339,894
JPMorgan Chase & Company,
6.75%, due 02/01/2011	300,000	305,981
Morgan Stanley,
5.30%, due 03/01/2013	250,000	269,233
Northern Trust Corporation,
4.625%, due 05/01/2014	150,000	166,333
PNC Funding Corporation,
5.125%, due 02/08/2020	110,000	119,083
		1,362,818
Health Care — 2.0%
Amgen, Inc.,
5.85%, due 06/01/2017	150,000	179,064
GlaxoSmithKline plc,
5.65%, due 05/15/2018	200,000	237,603
		416,667

6

THE JAMESTOWN BALANCED FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 16.7% (Continued)	Par Value	Value
Industrials — 1.3%
United Technologies Corporation,
6.10%, due 05/15/2012	$250,000	$270,209

Materials — 0.9%
E.I. du Pont de Nemours and Company,
5.875%, due 01/15/2014	150,000	171,649

Telecommunication Services — 1.3%
AT&T, Inc.,
4.95%, due 01/15/2013	250,000	271,659

Utilities — 0.7%
Virginia Electric & Power Company,
5.00%, due 06/30/2019	125,000	142,361

Total Corporate Bonds (Cost $3,142,739)		$3,434,413

MONEY MARKET FUNDS — 2.4%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (b) (Cost $498,998)	498,998	$498,998

REPURCHASE AGREEMENTS — 2.6%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/2010, due 10/01/2010, repurchase proceeds: $526,164 (Cost $526,164) (c)	$526,164	$526,164

Total Investments at Value — 100.1% (Cost $17,219,905)		$20,592,568

Liabilities in Excess of Other Assets — (0.1%)		(30,741)

Net Assets — 100.0%		$20,561,827

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

(c)	Repurchase agreement is fully collateralized by $503,563 FGCI #E99430, 4.50%, due 09/01/2018. The aggregate market value of the collateral at September 30, 2010 was $536,738.

See accompanying notes to financial statements.

7

THE JAMESTOWN EQUITY FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
COMMON STOCKS — 95.0%	Shares	Value
Consumer Discretionary — 11.7%
Comcast Corporation - Class A	24,700	$446,576
Dollar Tree, Inc. (a)	10,200	497,352
McDonald's Corporation	6,500	484,315
TJX Companies, Inc. (The)	11,400	508,783
Viacom, Inc. - Class B	14,600	528,374
Yum! Brands, Inc.	11,100	511,266
		2,976,666
Consumer Staples — 7.7%
CVS Caremark Corporation	15,100	475,197
General Mills, Inc.	12,700	464,058
PepsiCo, Inc.	7,800	518,232
Wal-Mart Stores, Inc.	9,500	508,440
		1,965,927
Energy — 11.5%
Apache Corporation	4,000	391,040
Chevron Corporation	6,600	534,930
ConocoPhillips	9,400	539,842
Hess Corporation	8,700	514,344
Marathon Oil Corporation	15,200	503,120
Noble Corporation (a)	13,200	446,028
		2,929,304
Financials — 14.5%
Aflac, Inc.	10,000	517,100
Ameriprise Financial, Inc.	6,000	283,980
Franklin Resources, Inc.	4,600	491,740
JPMorgan Chase & Company	12,800	487,296
MetLife, Inc.	12,300	472,935
PNC Financial Services Group, Inc.	9,300	482,763
Prudential Financial, Inc.	9,000	487,620
Toronto-Dominion Bank (The)	6,500	469,690
		3,693,124
Health Care — 12.9%
Abbott Laboratories	9,500	496,280
Aetna, Inc.	15,800	499,438
AmerisourceBergen Corporation	20,900	640,794
Amgen, Inc. (a)	4,700	259,017
Bristol-Myers Squibb Company	10,400	281,944
Medco Health Solutions, Inc. (a)	10,200	531,012
Teva Pharmaceutical Industries Ltd. - ADR	10,900	574,975
		3,283,460

8

THE JAMESTOWN EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Industrials — 12.3%
Dover Corporation	10,000	$522,100
General Dynamics Corporation	7,600	477,356
General Electric Company	6,000	97,500
Illinois Tool Works, Inc.	10,500	493,710
ITT Corporation	9,600	449,568
Norfolk Southern Corporation	9,100	541,541
United Technologies Corporation	7,600	541,348
		3,123,123
Information Technology — 22.6%
Accenture plc - Class A	9,000	382,410
Apple, Inc. (a)	2,400	681,000
Cisco Systems, Inc. (a)	25,000	547,500
EMC Corporation (a)	25,600	519,936
Google, Inc. - Class A (a)	1,000	525,790
Hewlett-Packard Company	14,200	597,394
Intel Corporation	24,200	465,366
International Business Machines Corporation	3,800	509,732
Microsoft Corporation	20,800	509,392
Oracle Corporation	20,500	550,425
QUALCOMM, Inc.	9,800	442,176
		5,731,121
Materials — 1.8%
Eastman Chemical Company	6,200	458,800

Total Common Stocks (Cost $19,725,284)		$24,161,525

MONEY MARKET FUNDS — 1.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (b) (Cost $242,351)	242,351	$242,351

REPURCHASE AGREEMENTS — 4.5%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/2010, due 10/01/2010, repurchase proceeds: $1,133,082 (Cost $1,133,082) (c)	$1,133,082	$1,133,082

Total Investments at Value — 100.5% (Cost $21,100,717)		$25,536,958

Liabilities in Excess of Other Assets — (0.5%)		(114,879)

Net Assets — 100.0%		$25,422,079

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

(c)	Repurchase agreement is fully collateralized by $1,084,408 FGCI #E99430, 4.50%, due 09/01/2018. The aggregate market value of the collateral at September 30, 2010 was $1,155,848.

See accompanying notes to financial statements.

9

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND SCHEDULE OF INVESTMENTS September 30, 2010 (Unaudited)
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS — 95.1%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$540,440
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	587,881
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	813,001
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,100,280
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	842,602
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017	500,000	587,800
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	464,108
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	587,000
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	296,578
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	420,525
5.00%, due 05/01/2022	430,000	507,641
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	582,305
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,083,280
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	594,680
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019	1,000,000	1,078,800
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	585,400
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	761,337
Manassas, Virginia, Public Improvement, GO,
Series D, 5.00%, due 07/01/2019	250,000	304,780
Medical College of Virginia, Hospitals Authority, Revenue,
5.00%, due 07/01/2013	700,000	701,596
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	570,860
New River Valley Regional Jail Authority, Revenue,
4.00%, due 04/01/2011	250,000	252,923

10

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND SCHEDULE OF INVESTMENTS (Continued)
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS — 95.1% (Continued)	Par Value	Value
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	$500,000	$558,040
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,044,120
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	574,625
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	245,016
Prince William Co., Virginia, County Facilities, Refunding Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	586,335
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,129,400
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,137,382
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	555,700
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	542,555
Suffolk Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	283,725
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	652,117
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	300,755
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	308,165
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	600,300
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017,
prerefunded 02/01/2014 @ 100	500,000	570,250
5.00%, due 04/01/2017	500,000	561,760
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	589,235
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	564,960
Virginia Small Business Financing Authority, Healthcare Facilities Revenue,
5.00%, due 11/01/2017	250,000	286,680
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,137,600

11

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND SCHEDULE OF INVESTMENTS (Continued)
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS — 95.1% (Continued)	Par Value	Value
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	$635,000	$687,743
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	671,369
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	446,088
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	603,365
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	597,765
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	580,860
Virginia State, Series B, GO,
5.00%, due 06/01/2012	500,000	538,095
5.00%, due 06/01/2017	250,000	301,420

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $27,816,397)		$29,919,242

WASHINGTON, D.C. REVENUE BONDS — 1.8%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $509,839)	$500,000	$562,535

EXCHANGE-TRADED FUNDS — 0.8%	Shares	Value
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (Cost $241,000)	10,000	$243,200

MONEY MARKET FUNDS — 3.1%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.09% (a) (Cost $982,966)	982,966	$982,966

Total Investments at Value — 100.8% (Cost $29,550,202)		$31,707,943

Liabilities in Excess of Other Assets — (0.8%)		(243,081)

Net Assets — 100.0%		$31,464,862

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See accompanying notes to financial statements.

12

THE JAMESTOWN FUNDS STATEMENTS OF ASSETS AND LIABILITIES September 30, 2010 (Unaudited)
	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Tax Exempt Virginia Fund
ASSETS
Investments in securities:
At acquisition cost	$17,219,905	$21,100,717	$29,550,202
At value (Note 1)	$20,592,568	$25,536,958	$31,707,943
Dividends and interest receivable	78,578	17,220	377,715
Receivable for investment securities sold	32,413	16,910	—
Receivable for capital shares sold	—	3,513	—
Other assets	3,276	10,853	8,057
TOTAL ASSETS	20,706,835	25,585,454	32,093,715

LIABILITIES
Distributions payable	8,557	1,649	11,508
Payable for investment securities purchased	69,545	109,966	587,150
Payable for capital shares redeemed	41,633	34,023	13,489
Accrued investment advisory fees (Note 3)	10,826	13,222	8,509
Payable to administrator (Note 3)	4,515	4,515	4,215
Other accrued expenses	9,932	—	3,982
TOTAL LIABILITIES	145,008	163,375	628,853

NET ASSETS	$20,561,827	$25,422,079	$31,464,862

Net assets consist of:
Paid-in capital	$18,487,498	$23,789,878	$29,235,169
Accumulated undistributed (overdistributed) net investment income	(25,835)	31,654	—
Accumulated net realized gains (losses) from security transactions	(1,272,499)	(2,835,694)	71,952
Net unrealized appreciation on investments	3,372,663	4,436,241	2,157,741
Net assets	$20,561,827	$25,422,079	$31,464,862

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,717,954	1,783,287	2,964,462

Net asset value, offering price and redemption price per share	$11.97	$14.26	$10.61

See accompanying notes to financial statements.

13

THE JAMESTOWN FUNDS STATEMENTS OF OPERATIONS Six Months Ended September 30, 2010 (Unaudited)
	Jamestown Balanced Fund	Jamestown Equity Fund	Jamestown Tax Exempt Virginia Fund
INVESTMENT INCOME
Dividends	$116,492	$203,217	$1,301
Foreign withholding taxes on dividends	(899)	(1,590)	—
Interest	154,520	41	566,135
TOTAL INVESTMENT INCOME	270,113	201,668	567,436

EXPENSES
Investment advisory fees (Note 3)	67,716	80,816	64,751
Administration fees (Note 3)	24,000	24,000	23,290
Professional fees	10,709	9,359	7,909
Trustees’ fees and expenses	6,842	6,842	6,842
Custodian and bank service fees	3,271	4,863	3,045
Compliance fees and expenses (Note 3)	3,284	3,284	3,284
Pricing costs	2,641	547	4,319
Printing of shareholder reports	2,190	3,675	1,500
Insurance expense	1,374	1,645	1,901
Registration fees	2,129	2,242	1,208
Postage and supplies	1,089	1,195	821
Other expenses	2,952	1,810	4,048
TOTAL EXPENSES	128,197	140,278	122,918
Fees voluntarily waived by the Adviser (Note 3)	—	—	(11,223)
Expenses reimbursed through a directed brokerage arrangement (Note 4)	(6,000)	(6,000)	—
NET EXPENSES	122,197	134,278	111,695

NET INVESTMENT INCOME	147,916	67,390	455,741

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on security transactions	551,078	885,200	52,423
Net change in unrealized appreciation/ depreciation on investments	(826,138)	(1,589,776)	838,672

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(275,060)	(704,576)	891,095

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(127,144)	$(637,186)	$1,346,836

See accompanying notes to financial statements.

14

THE JAMESTOWN FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	Jamestown Balanced Fund		Jamestown Equity Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment income	$147,916	$442,944	$67,390	$177,984
Net realized gains (losses) on security transactions	551,078	(520,906)	885,200	(1,004,607)
Net change in unrealized appreciation/ depreciation on investments	(826,138)	4,616,015	(1,589,776)	7,294,861
Net increase (decrease) in net assets from operations	(127,144)	4,538,053	(637,186)	6,468,238

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(158,133)	(464,931)	(78,932)	(134,788)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	28,614	246,821	1,132,738	4,602,946
Net asset value of shares issued in reinvestment of distributions to shareholders	138,578	400,602	75,319	128,492
Payments for shares redeemed	(1,503,557)	(3,608,673)	(1,603,497)	(3,321,397)
Net increase (decrease) in net assets from capital share transactions	(1,336,365)	(2,961,250)	(395,440)	1,410,041

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,621,642)	1,111,872	(1,111,558)	7,743,491

NET ASSETS
Beginning of period	22,183,469	21,071,597	26,533,637	18,790,146
End of period	$20,561,827	$22,183,469	$25,422,079	$26,533,637

ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$(25,835)	$(25,209)	$31,654	$43,196

CAPITAL SHARE ACTIVITY
Shares sold	2,410	21,848	81,203	336,642
Shares reinvested	12,047	35,858	5,575	9,198
Shares redeemed	(127,733)	(315,673)	(112,418)	(243,780)
Net increase (decrease) in shares outstanding	(113,276)	(257,967)	(25,640)	102,060
Shares outstanding, beginning of period	1,831,230	2,089,197	1,808,927	1,706,867
Shares outstanding, end of period	1,717,954	1,831,230	1,783,287	1,808,927

See accompanying notes to financial statements.

15

THE JAMESTOWN FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	Jamestown Tax Exempt Virginia Fund
	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010
FROM OPERATIONS
Net investment income	$455,741	$965,888
Net realized gains on security transactions	52,423	54,035
Net change in unrealized appreciation/depreciation on investments	838,672	294,919
Net increase in net assets from operations	1,346,836	1,314,842

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(456,257)	(991,361)
From net realized gains from security transactions	—	(40,804)
Decrease in net assets from distributions to shareholders	(456,257)	(1,032,165)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	987,484	1,899,062
Net asset value of shares issued in reinvestment of distributions to shareholders	382,446	876,547
Payments for shares redeemed	(3,700,242)	(2,883,645)
Net decrease in net assets from capital share transactions	(2,330,312)	(108,036)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,439,733)	174,641

NET ASSETS
Beginning of period	32,904,595	32,729,954
End of period	$31,464,862	$32,904,595

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$—	$393

CAPITAL SHARE ACTIVITY
Shares sold	93,891	184,087
Shares reinvested	36,375	84,650
Shares redeemed	(352,224)	(277,154)
Net decrease in shares outstanding	(221,958)	(8,417)
Shares outstanding, beginning of period	3,186,420	3,194,837
Shares outstanding, end of period	2,964,462	3,186,420

See accompanying notes to financial statements.

16

THE JAMESTOWN BALANCED FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$12.11		$10.09	$12.95	$14.53	$14.97	$14.92

Income (loss) from investment operations:
Net investment income	0.09		0.22	0.25	0.26	0.27	0.26
Net realized and unrealized gains (losses) on investments	(0.14)		2.04	(2.91)	0.27	0.69	1.06
Total from investment operations	(0.05)		2.26	(2.66)	0.53	0.96	1.32

Less distributions:
Dividends from net investment income	(0.09)		(0.24)	(0.20)	(0.28)	(0.29)	(0.27)
Distributions from net realized gains	—		—	—	(1.83)	(1.11)	(1.00)
Total distributions	(0.09)		(0.24)	(0.20)	(2.11)	(1.40)	(1.27)

Net asset value at end of period	$11.97		$12.11	$10.09	$12.95	$14.53	$14.97

Total return (a)	(0.37%	)(b)	22.56%	(20.75% )	2.97%	6.57%	9.14%

Net assets at end of period (000’s)	$20,562		$22,183	$21,072	$32,058	$45,460	$56,879

Ratio of gross expenses to average net assets	1.23%	(c)	1.20%	1.14%	1.01%	0.94%	0.93%

Ratio of net expenses to average net assets (d)	1.17%	(c)	1.11%	1.05%	0.95%	0.89%	0.89%

Ratio of net investment income to average net assets	1.42%	(c)	1.98%	2.10%	1.71%	1.80%	1.72%

Portfolio turnover rate	17%	(b)	40%	43%	30%	40%	49%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

See accompanying notes to financial statements.

17

THE JAMESTOWN EQUITY FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$14.67		$11.01	$16.68	$18.12	$18.45	$17.69

Income (loss) from investment operations:
Net investment income	0.04		0.10	0.08	0.08	0.10	0.07
Net realized and unrealized gains (losses) on investments	(0.41)		3.64	(5.68)	0.20	1.15	2.11
Total from investment operations	(0.37)		3.74	(5.60)	0.28	1.25	2.18

Less distributions:
Dividends from net investment income	(0.04)		(0.08)	—	(0.08)	(0.10)	(0.07)
Distributions from net realized gains	—		—	—	(1.50)	(1.48)	(1.35)
Return of capital	—		—	(0.07)	(0.14)	—	—
Total distributions	(0.04)		(0.08)	(0.07)	(1.72)	(1.58)	(1.42)

Net asset value at end of period	$14.26		$14.67	$11.01	$16.68	$18.12	$18.45

Total return (a)	(2.48%	)(b)	33.96%	(33.63% )	0.94%	6.92%	12.69%

Net assets at end of period (000’s)	$25,422		$26,534	$18,790	$32,317	$37,128	$42,770

Ratio of gross expenses to average net assets	1.13%	(c)	1.16%	1.15%	0.99%	0.97%	0.97%

Ratio of net expenses to average net assets (d)	1.08%	(c)	1.12%	1.10%	0.95%	0.91%	0.92%

Ratio of net investment income to average net assets	0.54%	(c)	0.78%	0.56%	0.38%	0.52%	0.36%

Portfolio turnover rate	28%	(b)	59%	69%	46%	53%	60%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

See accompanying notes to financial statements.

18

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
			2010	2009		2008	2007	2006
Net asset value at beginning of period	$10.33		$10.24	$10.10		$10.06	$10.05	$10.22

Income (loss) from investment operations:
Net investment income	0.15		0.30	0.34		0.36	0.37	0.36
Net realized and unrealized gains (losses) on investments	0.28		0.11	0.13		0.05	0.01	(0.17)
Total from investment operations	0.43		0.41	0.47		0.41	0.38	0.19

Less distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.33)		(0.36)	(0.36)	(0.36)
Distributions from net realized gains	—		(0.01)	(0.00	)(a)	(0.01)	(0.01)	—
Total distributions	(0.15)		(0.32)	(0.33)		(0.37)	(0.37)	(0.36)

Net asset value at end of period	$10.61		$10.33	$10.24		$10.10	$10.06	$10.05

Total return (b)	4.17%	(c)	4.04%	4.77%		4.09%	3.85%	1.83%

Net assets at end of period (000’s)	$31,465		$32,905	$32,730		$29,093	$28,981	$30,421

Ratio of gross expenses to average net assets	0.76%	(d)	0.75%	0.77%		0.77%	0.75%	0.73%

Ratio of net expenses to average net assets	0.69%	(d)	0.69%	0.69%		0.69%	0.69%	0.69%

Ratio of net investment income to average net assets	2.82%	(d)	2.89%	3.31%		3.54%	3.66%	3.50%

Portfolio turnover rate	6%	(c)	16%	10%		13%	10%	22%

(a)	Amount rounds to less than a penny per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

19

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS September 30, 2010 (Unaudited)

1. Organization and Significant Accounting Policies

The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The Jamestown Balanced Fund’s investment objectives are long-term growth of capital and income through investment in a portfolio of domestic equity and fixed income securities.

The Jamestown Equity Fund’s investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of domestic equity securities.

The Jamestown Tax Exempt Virginia Fund’s investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of a shareholder’s investment.

The following is a summary of the Funds’ significant accounting policies:

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

20

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010 by security type:

The Jamestown Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$13,434,951	$—	$—	$13,434,951
U.S. Treasury & Government Agency Obligations	—	1,627,194	—	1,627,194
Mortgage-Backed Securities	—	1,070,848	—	1,070,848
Corporate Bonds	—	3,434,413	—	3,434,413
Money Market Funds	498,998	—	—	498,998
Repurchase Agreements	—	526,164	—	526,164
Total	$13,933,949	$6,658,519	$—	$20,592,568

The Jamestown Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$24,161,525	$—	$—	$24,161,525
Money Market Funds	242,351	—	—	242,351
Repurchase Agreements	—	1,133,082	—	1,133,082
Total	$24,403,876	$1,133,082	$—	$25,536,958

The Jamestown Tax Exempt Virginia Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$30,481,777	$—	$30,481,777
Exchange-Traded Funds	243,200	—	—	243,200
Money Market Funds	982,966	—	—	982,966
Total	$1,226,166	$30,481,777	$—	$31,707,943

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type. During the six months ended September 30, 2010, the Funds did not

21

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held by the Funds during the quarter ended or as of September 30, 2010.

Repurchase agreements — The Funds may enter into repurchase agreements. A repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Funds actively monitor and seek additional collateral, as needed. If the seller defaults, the fair value of the collateral may decline and realization of the collateral by the Funds may be delayed or limited.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of The Jamestown Balanced Fund and The Jamestown Equity Fund. Dividends arising from net investment income are declared daily and paid monthly to shareholders of The Jamestown Tax Exempt Virginia Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the periods ended September 30, 2010 and March 31, 2010 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
The Jamestown Balanced Fund	9/30/10	$158,134	$—	$—	$158,134
	3/31/10	$464,931	$—	$—	$464,931
The Jamestown Equity Fund	9/30/10	$78,932	$—	$—	$78,932
	3/31/10	$134,788	$—	$—	$134,788
The Jamestown Tax Exempt Virginia Fund	9/30/10	$—	$—	$456,257	$456,257
	3/31/10	$2,107	$38,697	$991,361	$1,032,165

Security transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Securities traded on a “to-be-announced” basis — The Jamestown Balanced Fund may trade securities on a “to-be-announced” (“TBA”) basis. In a TBA transaction, the Fund has committed

22

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at September 30, 2010 was as follows:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund
Cost of portfolio investments	$17,271,045	$21,183,926	$29,550,202
Gross unrealized appreciation	$3,570,656	$4,821,667	$2,158,556
Gross unrealized depreciation	(249,133)	(468,635)	(815)
Net unrealized appreciation on investments	3,321,523	4,353,032	2,157,741
Accumulated undistributed ordinary income	10,295	33,303	—
Accumulated undistributed tax exempt income	—	—	11,508
Undistributed long-term gains	—	—	19,652
Capital loss carryforwards	(1,681,314)	(3,234,415)	—
Post-October losses	(109,105)	(395,303)	—
Other gains	541,487	877,233	52,300
Other temporary differences	(8,557)	(1,649)	(11,508)
Total distributable earnings	$2,074,329	$1,632,201	$2,229,693

23

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and/or differing methods in the amortization of market discount and premium on fixed income securities.

As of March 31, 2010, The Jamestown Balanced Fund and The Jamestown Equity Fund had the following capital loss carryforwards for federal income tax purposes:

	Amount	Expires March 31,
The Jamestown Balanced Fund	$931,525	2017
	749,789	2018
	$1,681,314

The Jamestown Equity Fund	$1,615,894	2017
	1,618,521	2018
	$3,234,415

In addition, The Jamestown Balanced Fund and The Jamestown Equity Fund had net realized capital losses of $109,105 and $395,303, respectively, during the period November 1, 2009 through March 31, 2010, which are treated for federal income tax purposes as arising during the Funds’ tax year ending March 31, 2011. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

For the six months ended September 30, 2010, The Jamestown Balanced Fund reclassified $9,591 of overdistributed net investment income against accumulated net realized losses on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are primarily due to the tax treatment of certain debt obligations and paydown adjustments. Such reclassification had no effect on the Fund’s net assets or net asset value per share.

For the six months ended September 30, 2010, The Jamestown Tax Exempt Virginia Fund reclassified $123 of undistributed net investment income against accumulated net realized gains on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are primarily due to the tax treatment of certain debt obligations. Such reclassification had no effect on the Fund’s net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2007 through March 31, 2010) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

24

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

2. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2010:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund
Purchase of investment securities	$3,171,924	$6,649,229	$2,038,703
Proceeds from sales and maturities of investment securities	$5,332,923	$7,599,023	$3,801,343

3. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by Lowe, Brockenbrough & Company, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. The Jamestown Balanced Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .65% of its average daily net assets up to $250 million, .60% of the next $250 million of such assets and .55% of such assets in excess of $500 million. The Jamestown Equity Fund pays the Adviser a fee at an annual rate of .65% of its average daily net assets up to $500 million and .55% of such assets in excess of $500 million. The Jamestown Tax Exempt Virginia Fund pays the Adviser a fee at an annual rate of .40% of its average daily net assets up to $250 million, .35% of the next $250 million of such assets and .30% of such assets in excess of $500 million. Certain Trustees and officers of the Trust are also officers of the Adviser.

During the six months ended September 30, 2010, the Adviser voluntarily undertook to limit the total annual operating expenses of The Jamestown Tax Exempt Virginia Fund to .69% of average daily net assets. Accordingly, the Adviser voluntarily waived $11,223 of its investment advisory fees during the six months ended September 30, 2010.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% of its average daily net assets up to $25 million; .125% of the next $25 million of such assets; and .10% of such assets in excess of $50 million. The Jamestown Balanced Fund and The Jamestown Equity Fund are each subject to a minimum monthly fee of $4,000. The Jamestown Tax Exempt Virginia Fund is subject to a minimum monthly fee of $3,500. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

25

THE JAMESTOWN FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust’s Chief Compliance Officer and to administer the Funds’ compliance policies and procedures. For these services, the Funds pay Ultimus an annual base fee of $18,600 plus an asset-based fee equal to 0.01% per annum on the Funds’ aggregate net assets in excess of $100 million. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4. Brokerage Arrangement

In order to reduce the total operating expenses of The Jamestown Balanced Fund and The Jamestown Equity Fund, a portion of each Fund’s operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned.

Expenses reimbursed through the brokerage arrangement totaled $6,000 for each Fund for the six months ended September 30, 2010.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

26

THE JAMESTOWN FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2010 through September 30, 2010).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

27

THE JAMESTOWN FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
The Jamestown Balanced Fund
Based on Actual Fund Return	$1,000.00	$ 996.30	$5.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.20	$5.92
The Jamestown Equity Fund
Based on Actual Fund Return	$1,000.00	$ 975.20	$5.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.65	$5.47
The Jamestown Tax Exempt Virginia Fund
Based on Actual Fund Return	$1,000.00	$1,041.70	$3.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.61	$3.50

*
Expenses are equal to the Funds’ annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Jamestown Balanced Fund	1.17%
The Jamestown Equity Fund	1.08%
The Jamestown Tax Exempt Virginia Fund	0.69%

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-866-738-1126. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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THE JAMESTOWN FUNDS

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
1802 Bayberry Court
Suite 400
Richmond, Virginia 23226
www.jamestownfunds.com

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-866-738-1126

Independent Registered
Public Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Board of Trustees
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
Robert S. Harris
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Samuel B. Witt, III

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ John F. Splain
John F. Splain, Secretary

Date	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)

Date	November 26, 2010

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid- Cap Fund and The Alabama Tax Free Bond Fund)
Date	November 26, 2010

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	November 26, 2010

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	November 26, 2010

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund)

Date	November 26, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 26, 2010

* Print the name and title of each signing officer under his or her signature.